N-2	Jul. 24, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001475457
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-288972
Investment Company Act File Number	811-22352
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	1
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	23
Entity Registrant Name	GCM Grosvenor Core Absolute Return Fund I, LLC
Entity Address, Address Line One	900 North Michigan Avenue
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
City Area Code	312
Local Phone Number	506‑6500
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	None

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to Shares)

Management Fee(1)	1.10%

Other Expenses	1.07%

Acquired Fund Fees and Expenses(2)	6.29%

Total Annual Expenses	8.46%

Amount Paid or Absorbed by Adviser Under Expense Limitation Agreement(3)	0.26%

Net Annual Expenses After Expense Limitation	8.20%

(1)
Includes the Advisory Fee of the Master Fund and the Management Fee of the Fund. The Advisory Fee is a monthly fee payable at the annual rate of 1.00% of the net assets of the Master Fund determined as of the last business day of each month. In accordance with the terms of a separate agreement between the Adviser and the Fund (the “Management Agreement”), a fee is calculated and paid monthly at an annual rate of 0.10% of the net assets of the Fund determined as of the last business day of each month prior to any withdrawal or distribution during the month (the “Management Fee”).

(2)
The acquired fund fees and expenses (AFFE) are the expenses indirectly incurred by the Fund as a result of the Master Fund’s investments in the underlying Investment Funds. AFFE are based on historic earnings of the Investment Funds, which may (and which should be expected to) change substantially over time and, therefore, significantly affect the Acquired Fund Fees and Expenses line item. In addition, the Investment Funds held by the Fund will change, which further impacts the calculation of AFFE. Generally, management fees payable to Investment Managers of the Investment Funds will range from 0% to 2.5% (annualized) of the average net asset value of the Fund’s investment in such Investment Funds. In addition, most Investment Managers charge incentive compensation based on a percentage of the appreciation of the applicable Investment Fund over a specific performance period. Such percentage typically ranges from 15% to 25% although it is possible that such range may be exceeded for certain Investment Managers. AFFE in the future may be substantially higher or lower because the performance fees paid to some Investment Managers may fluctuate over time. The amounts charged by the underlying Investment Funds are not paid to the Adviser and represent the costs incurred indirectly by investing in the Investment Funds. The “Total Annual Expenses” line item disclosed above will differ significantly from the ratio of expenses to average net assets (i.e., the Fund’s expense ratio) that is included in the financial statements in the Fund’s annual report because (a) the Fund’s financial statements will depict the Fund’s expenses and (b) the Fund’s financial statements will not include the portion of Acquired Fund (Investment Fund) Fees and Expenses that represent costs incurred at the Investment Fund level, as required to be disclosed in the above table.

(3)
As described below, the Fund is subject to an Expense Limitation Agreement with the Adviser. Under the terms of the Expense Limitation Agreement, the Adviser will, subject to possible reimbursement by the Fund as described below, waive fees or pay or absorb expenses of the Fund (including the Fund’s share of the ordinary operating expenses of the Master Fund and certain indemnification obligations of the Master Fund, but excluding any fees, expenses and incentive allocations of the Investment Funds) to the extent necessary to limit the ordinary operating expenses of the Fund (including the Fund’s share of the ordinary operating expenses of the Master Fund, but excluding taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the Fund and the Master Fund) to 1.75% per annum of the Fund’s average monthly net assets. The ordinary operating expenses of the Fund and the Master Fund include the Management Fee and the Advisory Fee, respectively. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the fee was waived or the expense was paid or absorbed, and will reimburse the Adviser such amounts. Recoupment will be made as promptly as possible, but will be limited to, after giving effect to the recoupment amount, the lesser of (a) the expense cap in effect at the time of a waiver and (b) the expense cap in effect at the time of the recoupment. The Expense Limitation Agreement will remain in effect until July 31, 2027, and will terminate unless renewed by the Adviser.

Management Fees [Percent]	1.10%	[1]
Acquired Fund Fees and Expenses [Percent]	6.29%	[2]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.07%
Total Annual Expenses [Percent]	8.46%
Waivers and Reimbursements of Fees [Percent]	0.26%	[3]
Net Expense over Assets [Percent]	8.20%
Expense Example [Table Text Block]

EXAMPLE

	1 Year	3 Years	5 Years	10 Years
An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return and that such shares are held rather than sold during the period reflected:	$84	$265	$464	$1,057

An investor would pay the following expenses on a $25,000 investment, assuming a 5% annual return and that such shares are held rather than sold during the period reflected:	$2,101	$6,624	$11,611	$26,430
The examples above are based on the fees and expenses of the Fund set forth above and should not be considered a representation of future expenses. The examples for all years reflect the contractual expense limitation described above. Actual expenses may be greater or less than those shown, and the Fund’s actual rate of return may be greater or less than the hypothetical 5% return assumed in the examples.

Purpose of Fee Table , Note [Text Block]	The purpose of the table above and the following examples is to assist prospective investors in understanding the various costs and expenses investors in the Fund will bear directly or indirectly. For a more complete description of the various costs and expenses of the Fund, see “The Adviser,” “Fees and Expenses” and “Administrator and Transfer Agent.”
Management Fee not based on Net Assets, Note [Text Block]	Includes the Advisory Fee of the Master Fund and the Management Fee of the Fund. The Advisory Fee is a monthly fee payable at the annual rate of 1.00% of the net assets of the Master Fund determined as of the last business day of each month. In accordance with the terms of a separate agreement between the Adviser and the Fund (the “Management Agreement”), a fee is calculated and paid monthly at an annual rate of 0.10% of the net assets of the Fund determined as of the last business day of each month prior to any withdrawal or distribution during the month (the “Management Fee”).
Acquired Fund Fees and Expenses, Note [Text Block]	The acquired fund fees and expenses (AFFE) are the expenses indirectly incurred by the Fund as a result of the Master Fund’s investments in the underlying Investment Funds. AFFE are based on historic earnings of the Investment Funds, which may (and which should be expected to) change substantially over time and, therefore, significantly affect the Acquired Fund Fees and Expenses line item. In addition, the Investment Funds held by the Fund will change, which further impacts the calculation of AFFE. Generally, management fees payable to Investment Managers of the Investment Funds will range from 0% to 2.5% (annualized) of the average net asset value of the Fund’s investment in such Investment Funds. In addition, most Investment Managers charge incentive compensation based on a percentage of the appreciation of the applicable Investment Fund over a specific performance period. Such percentage typically ranges from 15% to 25% although it is possible that such range may be exceeded for certain Investment Managers. AFFE in the future may be substantially higher or lower because the performance fees paid to some Investment Managers may fluctuate over time. The amounts charged by the underlying Investment Funds are not paid to the Adviser and represent the costs incurred indirectly by investing in the Investment Funds. The “Total Annual Expenses” line item disclosed above will differ significantly from the ratio of expenses to average net assets (i.e., the Fund’s expense ratio) that is included in the financial statements in the Fund’s annual report because (a) the Fund’s financial statements will depict the Fund’s expenses and (b) the Fund’s financial statements will not include the portion of Acquired Fund (Investment Fund) Fees and Expenses that represent costs incurred at the Investment Fund level, as required to be disclosed in the above table.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT PROGRAM

Investment Objective
The Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. In pursuing its investment objectives, the Fund invests substantially all of its assets in the Master Fund, a Delaware limited liability company. The Master Fund has the same investment objectives and substantially the same investment policies as those of the Fund. This form of investment structure is commonly known as a “master/feeder fund” arrangement. GCM Grosvenor L.P. (the “Adviser” or “GCMLP”) serves as the investment adviser of the Master Fund and as the management services provider of the Fund.

The Master Fund seeks diversification by investing in Investment Funds that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. These Investment Funds are commonly known as “hedge funds” and are managed by selected Investment Managers who specialize in the chosen strategies. The Master Fund generally invests in between 15 and 50 Investment Funds.

Investment Strategy
Investment Managers are selected on the basis of various criteria, as described further below. Investment Managers selected generally conduct their investment programs through Investment Funds. Generally, Investment Funds are private investment funds that have investors other than the Master Fund. The Master Fund currently intends to invest its assets primarily in Investment Funds.

The Investment Managers utilized by the Master Fund may invest and trade in a wide range of instruments and markets and may pursue various investment strategies. The Investment Managers may use various investment techniques for hedging and non-hedging purposes. For example, an Investment Manager may sell securities short and purchase and sell options and futures contracts and engage in other derivative transactions. The use of these techniques may be an integral part of an Investment Manager’s investment program, and involve certain risks. Certain Investment Managers may use leverage, which also entails risk, including significant amounts of leverage, as Investment Funds may not be subject to any limits on the amount of leverage that they can employ. The Investment Funds in which the Master Fund invests are not subject to the investment restrictions of the Fund or the Master Fund and, unless registered under the 1940 Act, are not subject to any of the investment limitations imposed by the 1940 Act. The Master Fund may invest in Investment Funds offered as private funds in the United States that are not subject to substantial regulation in other countries as well as Investment Funds that are subject to substantial regulation such as UCITS funds based in the European Union and that adhere to the European Union Undertakings for Collective Investment in Transferable Securities as implemented by the jurisdiction where the Investment Fund is based. Neither the Fund nor the Master Fund will invest 25% or more of the value of their total assets in Investment Funds that focus on investing in any single industry or group of related industries.

Investment Philosophy	The investment process for the Master Fund is based on three fundamental principles:

1.  Seek Absolute Returns

●
Focus on investment strategies and sub-strategies (collectively, “investment strategies”) that, when combined, generally seek to achieve positive returns that are not dependent upon directional movements of traditional equity and fixed-income markets.

2.  Superior Investment Managers

●
Identify and invest with Investment Managers that GCMLP regards as among the most talented Investment Managers available on a global basis within their respective investment strategies.

3.  Diversification

●
Combine investment strategies that historically have, over the long-term, demonstrated a relatively low degree of correlation to each other into a broadly-diversified portfolio in an effort to reduce volatility and mitigate strategy and market risks.

●
Seek to select multiple Investment Managers within each investment strategy in an effort to enhance diversification and reduce manager-specific risk.

Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISK FACTORS

General
This section discusses the types of investments generally made by the Investment Managers and the related risk factors with respect to such investments. The impact of a particular risk on an Investment Fund managed by an Investment Manager will impact the Master Fund and, in turn, have a corresponding impact on the Fund.

All securities investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate based on the fluctuation in the value of the Investment Funds in which the Master Fund invests. To the extent that the portfolio of an Investment Manager is concentrated in securities of a single issuer or issuers in a single industry, the risk of any investment decision is increased. An Investment Manager’s use of leverage is likely to cause the value of the Investment Manager’s portfolio to appreciate or depreciate at a greater rate than if leverage were not used.

Equity Securities
Investment Managers’ investment portfolios may include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and foreign issuers. Investment Managers also may invest in depositary receipts relating to foreign securities. Investment Funds that invest in securities issued by U.S. entities with substantial foreign operations may be subject to risks relating to economic, political or regulatory conditions in such foreign countries. (See “Foreign Securities” below.) Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

Investment Managers may invest in equity securities without restriction as to market capitalization, such as those issued by smaller capitalization companies, including micro cap companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. Investment Managers may purchase securities in all available securities trading markets.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits, if any, of the entity without preference over any other shareholder or claim of shareholders, after making required payments to holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks. Preferred stock generally has a preference as to dividends and upon the event of liquidation, over an issuer’s common stock, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics, in that they generally: (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics; and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. Recent and potential future changes in government monetary policy may affect the level of interest rates. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

Certain countries have experienced negative interest rates on deposits, and debt instruments traded at negative yields. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with a negative value (i.e., below zero percent), which is intended to facilitate self-sustaining growth in the local economy. For example, if a bank charges negative interest, a depositor must pay the bank fees to keep money with the bank instead of receiving interest on deposits. There is a risk that negative interest rates will become more prevalent among non-U.S. issuers or even among U.S. issuers.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by an Investment Fund is called for redemption, the Investment Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on an Investment Fund’s ability to achieve its investment objective, which, in turn, could result in losses to the Master Fund.

Bonds and Other Fixed-Income Securities
Investment Managers may invest in bonds and other fixed-income securities. Investment Managers will invest in these securities when they offer opportunities for capital appreciation and may also invest in these securities for temporary defensive purposes and to maintain liquidity.

Fixed-income securities include, among other securities: bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the Investment Fund’s performance. The effects of coronavirus (COVID-19) and other future similar pandemics could affect the ability of states and political subdivisions to make payments on debt obligations when due and could adversely impact the value of their bonds, which could also negatively impact the performance of the Investment Funds.

Investment Managers may invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Investment Manager to be of comparable quality. Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from a NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

The longer a fixed-income security’s duration, the more sensitive it will be to interest rate fluctuations. Similarly, longer average portfolio duration will also cause the Fund or an Investment Fund to be more sensitive to interest rate fluctuations. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity, and call features, among other characteristics. All other points remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed-income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the price of a bond fund with an average duration of eight years would be expected to fall approximately 8% if interest rates rose by one percentage point. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas duration takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by prepayments and by changes in interest rates, as well as the time until an interest rate is reset (in the case of variable-rate securities). Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security.

The CDOs in which Investment Managers may participate involve substantial organizational, syndication and ancillary fees. An investment in CDOs will frequently be subordinate in right of payment to other securities sold by the CDO and will not be readily marketable. Depending upon the default rate on the collateral of the CDO, substantial losses may be incurred on CDO investments. CDO structures are complex and evolving; investments in CDOs may be subject to a number of yet unanticipated risks. The CDO market experienced significant disruptions in 2008-2009 due to the sharply increased default rates on sub-prime and other mortgages. Similar disruptions may recur.

Master Limited Partnership (“MLP”) Risk
Investing in MLPs involves certain risks related to investing in the underlying assets of MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest-rate risk and the risk of default on payment obligations by debt securities. In addition, investments in the debt and securities of MLPs involve certain other risks, including risks related to limited control and limited rights to vote on matters affecting MLPs, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. An Investment Fund’s investments in MLPs may be subject to legal and other restrictions on resale or may be less liquid than publicly traded securities. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Investment Fund to effect sales at an advantageous time or without a substantial drop in price. If an

Investment Fund is one of the largest investors in an MLP, it may be more difficult for the Investment Fund to buy and sell significant amounts of such investments without an unfavorable impact on prevailing market prices. Larger purchases or sales of MLP investments by an Investment Fund in a short period of time may cause abnormal movements in the market price of these investments. As a result, these investments may be difficult to dispose of at an advantageous price when the fund desires to do so. During periods of interest rate volatility, these investments may not provide attractive returns, which may adversely impact the overall performance of an Investment Fund, and thus the Fund. MLPs in which an Investment Fund may invest operate oil, natural gas, petroleum, or other facilities within the energy sector. As a result, an Investment Fund will be susceptible to adverse economic, environmental, or regulatory occurrences impacting the energy sector.

LIBOR Discontinuation Risk
Many debt securities, derivatives and other financial instruments may have previously utilized the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the UK Financial Conduct Authority (“FCA”) announced that LIBOR would be discontinued on June 30, 2023. As of September 30, 2024, the UK FCA has confirmed that all publications of LIBOR, including all synthetic publications of the 1-, 3-, and 6-month U.S. dollar LIBOR settings, have ceased.

Although the transition process away from LIBOR was well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (“SOFR”) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is fully known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, necessitating changes in the applicable spread for financial instruments transitioning away from LIBOR to accommodate the differences.

Foreign Securities and Forward Currency Exchange Contracts
Investment Managers may invest in securities of foreign issuers and in depositary receipts, such as American Depositary Receipts (“ADRs”), that represent indirect interests in securities of foreign issuers. Foreign securities in which Investment Managers may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Investments in foreign securities are affected by risk factors generally not thought to be present in the United States. These factors include, but are not limited to, the following: varying custody, brokerage and settlement practices; difficulty in pricing; less public information about issuers of foreign securities; less governmental regulation and supervision over the issuance and trading of securities than in the United States; the unavailability of financial information regarding the foreign issuer, including foreign government issuers, or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets of an Investment Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investments in foreign issuers may require significant government approvals under corporate, securities, exchange control, non-U.S. investment and other similar laws and regulations and may require financing and structuring alternatives and exit strategies that differ substantially from those commonly used in the United States. Moreover, governmental issuers of foreign securities may be unwilling to repay principal and interest due, and may require that the conditions for payment be renegotiated. Investment in foreign countries also involves higher brokerage and custodian expenses than does investment in domestic securities. Foreign securities may be subject to foreign taxes.

Other risks of investing in foreign securities include changes in currency exchange rates (in the case of securities that are not denominated in U.S. dollars) and currency exchange control regulations or other foreign or U.S. laws or restrictions, or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain of an Investment Fund’s foreign currency denominated portfolio securities irrespective of the performance of the underlying investment. In addition, an Investment Fund may incur costs in connection with conversion between various currencies. The foregoing risks may be greater in emerging industrialized and less developed countries. Additionally, the Holding Foreign Companies Accountable Act (HFCAA) could cause securities of foreign companies, including American depositary receipts, to be delisted from U.S. stock exchanges if the companies do not allow the U.S. government to oversee the auditing of their financial information. Although the requirements of the HFCAA apply to securities of all foreign issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, a fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The fund may also need to seek other markets in which to transact in such securities, which could increase the fund’s costs.

An Investment Manager may enter into forward currency exchange contracts (“forward contracts”) for hedging purposes and non-hedging purposes to pursue its investment objective. Forward contracts are transactions involving an Investment Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by an Investment Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when an Investment Fund anticipates purchasing or selling a foreign security. This technique would allow the Investment Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an Investment Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between an Investment Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue an Investment Fund’s investment objective, such as when an Investment Manager anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Investment Fund’s investment portfolio. There is no requirement that the Investment Funds hedge all or any portion of their exposure to foreign currency risks.

Emerging Markets
Investments in the securities of issuers based in countries with emerging-market economies are subject to greater levels of risk and uncertainty than investments in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets, possibly allowing for additional market manipulation concerns; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, recordkeeping, accounting, auditing and financial reporting requirements or standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments against non-U.S. companies and non-U.S. persons, including company directors and officers, in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers. In addition, shareholders of emerging market issuers, such as the fund, often have limited rights and few practical remedies in emerging markets. Finally, the risks associated with investments in emerging markets often are significant, and vary from jurisdiction to jurisdiction and company to company.

Leverage
Borrowing by Investment Funds and/or the Master Fund for investment purposes (a practice known as “leverage”) is a speculative practice that involves certain risks. Some or all of the Investment Managers may make margin purchases of securities, which means they will borrow money from brokers and banks for investment purposes.

Trading equity securities on margin generally involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. The financing of securities purchases may also be effected through reverse repurchase agreements with banks, brokers and other financial institutions.

As a general matter, the banks and dealers that provide financing to the Master Fund or an Investment Fund can apply essentially discretionary margin, haircut, financing, security and valuation policies. Changes by banks and dealers in such financing policies, or the imposition of other credit limitations or restrictions, whether due to market circumstances or governmental, regulatory or judicial action, may result in large margin calls, loss of financing, forced liquidation of positions at disadvantageous prices, termination of swap and repurchase agreements and cross-defaults to agreements with dealers. Any such effects may be exacerbated if such limitations or restrictions are imposed suddenly and/or by multiple market participants at or about the same time. The imposition of such limitations or restrictions could compel the Master Fund or an Investment Fund to liquidate all or part of its portfolio at disadvantageous prices. As such, the Master Fund could be impacted by an Investment Fund’s borrowing.

Although leverage will increase investment return if an Investment Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment return if an Investment Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the volatility of changes in the value of an investment in the Investment Funds. In the event that an Investment Fund’s equity or debt instruments decline in value, the Investment Fund could be subject to a “margin call” or “collateral call,” pursuant to which the Investment Fund must either deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in value of an Investment Fund’s assets, the Investment Manager might not be able to liquidate assets quickly enough to pay off its borrowing. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. The Investment Manager also may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

In addition to the Investment Funds, the Master Fund is also authorized to borrow. The Master Fund may borrow money for certain purposes, such as making payments to Investment Funds in accordance with the Master Fund’s investment commitments, repurchasing Shares and paying fees and expenses of the Master Fund, subject to any limitations imposed by applicable law. The 1940 Act requires an investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the

“Asset Coverage Requirement”). This means that the value of the investment company’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). Since the Investment Funds generally will not be registered under the 1940 Act, these limits generally would not apply to the Investment Funds and, therefore, the Master Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds and the volatility of the value of Shares may be great.

During periods of “credit squeezes” or “flights to quality,” the market for credit instruments, other than U.S. Treasury bills, can become substantially reduced. This poses a particular risk that leveraged positions held by Investment Funds may need to be sold at discounts to fair value in order to meet margin calls. Particularly in the case of strategies that leverage positions in less liquid instruments, if an Investment Fund implementing such strategies is forced to sell positions at a discount, such Investment Fund’s dealers may reduce the value of such Investment Fund’s outstanding positions, resulting in additional margin calls as loan to value triggers are hit under prime brokerage and swap agreements. In addition to the risk of discounted sales of assets made to meet margin calls causing a reduction in the dealer values of similar assets held by an Investment Fund and further margin calls, there is the risk that the need to meet margin calls could lead to material reductions in an Investment Fund’s holdings. Similarly, “funds of funds” may have to redeem from the more liquid strategies to fund their own redemptions, materially adversely affecting the performance of such strategies. Selling liquid assets to fund margin calls on illiquid assets increases the illiquidity of an Investment Fund’s overall portfolio—potentially materially increasing the risk of major, if not total, losses. The availability of leverage, both to Investment Funds and to funds investing in Investment Funds, was materially reduced during the market disruptions of 2008–2009, and its availability continues to be restricted. This trend may continue. In addition, the general availability of leverage may be limited by regulation. An ongoing reduction and/or increase in the cost of leverage could materially diminish the profit potential of many of the strategies and/or sub-strategies in which the Master Fund invests.

The use of leverage may increase the opportunities for gain, but also may substantially increase the risks of volatility and loss.

Short Sales
Some or all of the Investment Managers may attempt to limit an Investment Fund’s exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Investment Manager believes possess volatility characteristics similar to those being hedged. In addition, the Investment Managers may use short sales for non-hedging purposes to pursue their investment objectives. For example, an Investment Fund may “short” a security of a company if, in the Investment Manager’s view, the security is over-valued in relation to the issuer’s prospects for earnings growth.

To effect a short sale, the Investment Manager will borrow a security from a brokerage firm to make delivery to the buyer. The Investment Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Investment Manager, which would result in a loss or gain, respectively. These techniques are speculative and, in certain circumstances, can substantially increase the impact of adverse price movements on an Investment Fund’s portfolio. A short sale of a security involves the risk of an unlimited increase in the market price of the security, which could result in an inability to cover the short position and thus a theoretically unlimited loss. There can be no assurance that securities necessary to cover a short position will be available for purchase.

Another risk is that the short seller may be forced to unwind a short sale at a disadvantageous time for any number of reasons. For example, although a short seller may attempt to mitigate losses by replacing the securities sold short before the market price has increased significantly, under adverse market conditions the short seller might have to sell portfolio securities that the short seller otherwise would have retained in order to raise the capital necessary to replace the securities sold short. In addition, a lender may call back a security at a time when the market for such security is illiquid or additional securities are not available to borrow, forcing the short seller to cover the short sale, by repurchasing the underlying security, at a price that results in a significant loss.

An Investment Fund may also make short sales against-the-box, in which it sells short securities it owns or has the right to obtain without payment of additional consideration. If an Investment Fund makes a short sale against-the-box, it will be required to set aside securities equivalent in-kind and amount to the securities sold short (or securities convertible or exchangeable into those securities) and will be required to hold those securities while the short sale is outstanding. An Investment Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box.

From time to time, certain traders may attempt to profit by forcing short sellers to cover their short positions. These traders make large purchases of a security that has been sold short with the objective of driving up the price of such security through their purchases in the expectation that short sellers will seek to limit their losses by buying such security in the open market for return to their lenders, thereby driving the price of such security even higher: a so-called “short squeeze.” For example, in January 2021, a short squeeze of the stock of the American video game retailer GameStop and other securities took place, causing major financial consequences and substantial losses for short sellers, including a number of hedge funds and funds of hedge funds. The short squeeze was triggered by users of various social media sites with the apparent intent of driving up the price of GameStop and other securities for reasons unrelated to the underlying fundamentals of the issuers. There can be no assurance that other coordinated and targeted short squeezes such as those that occurred in January 2021 will not happen again in the future.

Reverse Repurchase Agreements
Reverse repurchase agreements involve a sale of a security by an Investment Fund to a bank or securities dealer and the Investment Fund’s simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Fund. Reverse repurchase transactions are a form of leverage, which may also increase the volatility of an Investment Fund’s investment portfolio and therefore increase fluctuations in the Investment Fund’s net asset value.

Foreign Currency Transactions
The Investment Managers may engage in foreign currency transactions for a variety of purposes, including to fix in U.S. dollars, between trade and settlement date, the value of a security an Investment Fund has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Investment Fund already owns, particularly if the Investment Manager expects a decrease in the value of the currency in which the foreign security is denominated.

Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve an Investment Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Investment Fund contracted to receive in the exchange. An Investment Manager’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

Money Market Instruments
Each Investment Manager may invest, for defensive purposes or otherwise, some or all of an Investment Fund’s assets in high quality fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Investment Manager deems appropriate under the circumstances. Pending allocation of the offering proceeds and thereafter, from time to time, the Fund and the Master Fund also may invest in these instruments. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government Securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Purchasing Initial Public Offerings
The Investment Managers may purchase securities of companies in initial public offerings or shortly thereafter. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the issuer, and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies and, thus, for Shares. The limited number of shares available for trading in some initial public offerings may make it more difficult for an Investment Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. In addition, some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them.

Special Investment Instruments and Techniques
The Investment Managers may utilize a variety of special investment instruments and techniques (a number of which are described below) to hedge the portfolios of the Investment Funds against various risks (such as changes in interest rates or other factors that affect security values) or for non-hedging purposes to pursue an Investment Fund’s investment objective. These strategies may be executed through derivative transactions. The instruments the Investment Managers may use and the particular manner in which they may be used may change over time as new instruments and techniques are developed or regulatory changes occur. Certain of the special investment instruments and techniques that the Investment Managers may use are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions.

Derivatives.  Some or all of the Investment Managers may invest in, or enter into financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate (“Derivatives”). Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit an Investment Manager to increase or decrease the level of risk of an investment portfolio, or change the character of the risk, to which an investment portfolio is exposed in much the same way as the Investment Manager can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities.

Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on an Investment Fund’s performance.

Uncertainties remain as to how the markets for certain derivative instruments will perform during periods of unusual price volatility or instability, market illiquidity or credit distress. A number of these markets have a limited history of operating during a period of “market crisis.” Certain market conditions have, for example, made it impossible for an Investment Manager to liquidate derivative positions to limit losses or recognize profits or to maintain such positions to continue to hedge other market exposures. If an Investment Manager invests in Derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Investment Fund’s return or result in a loss. An Investment Fund also could experience losses if Derivatives are poorly correlated with its other investments, or if an Investment Manager is unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives. Regulatory changes in Derivatives markets could impact the cost of or an Investment Fund’s ability to engage in derivative transactions.

Many derivative instruments are traded not on exchanges but through an informal network of banks and dealers that have no obligation to make markets in such instruments. The trading of over-the-counter derivatives involves a variety of risks, including: (i) counterparty risk; (ii) basis risk; (iii) interest-rate risk; (iv) settlement risk; (v) legal risk; and (vi) operational risk.

The U.S. Dodd-Frank Wall Street Reform and Consumer Protection Act (including the regulations promulgated and to be promulgated thereunder, “Dodd-Frank Act”), enacted in July 2010 includes provisions that comprehensively regulate the over-the-counter derivatives markets for the first time.

The Dodd-Frank Act requires that a substantial portion of over-the-counter derivatives must be executed in regulated markets and be submitted for clearing to regulated clearinghouses.

The Dodd-Frank Act significantly expanded the CFTC’s authority to impose position limits with respect to futures contracts, options on futures contracts, swaps that are economically equivalent to futures or options on futures, swaps that are traded on a regulated exchange and certain swaps that perform a significant price discovery function. In October 2020, the CFTC adopted a new position limits rule (“New Position Limits Rule”). Among other changes, the New Position Limits Rule: (i) creates higher federal position limits for the nine legacy agricultural contracts, (ii) mandates sixteen (16) non-legacy contracts and associated referenced contracts (including economically equivalent swaps) to become subject to federal position limits and (iii) requires Exchanges to share additional trading data with the CFTC. The requirements of the New Position Limits Rule are subject to additional phase-in periods. The CFTC also recently adopted position limits on certain physical commodity swaps. Effective January 1, 2023 the size or duration of positions available to an Investment Fund may be further severely limited, such that the Investment Fund could be required to liquidate positions or constrain the implementation of trading instructions.

The CFTC and the U.S. futures exchanges’ rules require “aggregation” of positions across multiple accounts for which a person directly or indirectly controls trading or holds a 10% or greater ownership interest, as well as the positions of any other entity with whom the person trades pursuant to an express or implied agreement. Aggregation is not done on a pro rata basis, meaning that if an Investment Manager controls or holds a 10% or greater interest in another entity or account, such Investment Manager and its Investment Fund may be required to count 100% of that entity’s futures positions in determining their own compliance with speculative position limits. An Investment Fund could be required to liquidate positions it holds in order to comply with position limits or may not be able to fully implement trading instructions generated by its trading models, in order to comply with position limits. Any such liquidation or limited implementation could result in substantial costs to the Investment Fund.

All trading accounts owned or managed by an Investment Manager and its principals are combined for the purposes of applying the speculative position limits established by the CFTC and the Exchanges. With respect to trading in financial instruments subject to position limits, the Investment Manager may reduce the size of the positions that would otherwise be taken in such financial instruments and may not trade certain financial instruments in order to avoid exceeding such limits. Such modification, if required, could adversely affect the operations and profitability of the Investment Funds. In the event that an Investment Manager is required to modify positions as a result of reaching speculative position limits, such liquidation would be done on a pro rata basis across all accounts involved (including the applicable Investment Fund, if applicable).

Options and Futures. The Investment Managers may utilize options and futures contracts. They also may use so-called “synthetic” options or other derivative instruments written by broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Investment Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid and, in such cases, an Investment Manager may have difficulty closing out its position. Over-the-counter options purchased and sold by the Investment Managers also may include options on baskets of specific securities.

The Investment Managers may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option is a call option with respect to which an Investment Fund owns the underlying security. The sale of such an option exposes an Investment Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on an Investment Fund’s books or with the Investment Fund’s custodian to fulfill the obligation undertaken. The sale of such an option exposes an Investment Fund during the term of the option to a decline in price of the underlying security while depriving the Investment Fund of the opportunity to invest the segregated assets.

An Investment Manager may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. An Investment Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, an Investment Manager would ordinarily make a similar “closing sale transaction,” which involves liquidating the underlying position by selling the option previously purchased, although the Investment Manager would be entitled to exercise the option should it deem it advantageous to do so.

The Investment Funds may use derivatives that are subject to regulation by the CFTC. However, with respect to the Fund and the Master Fund, GCMLP currently relies on the no-action relief afforded by CFTC Staff Letter No. 12-38 and the exception from “commodity pool operator” registration in CFTC Regulation 4.5. Therefore, GCMLP will not be required to deliver a CFTC disclosure document to Members, nor will it be required to provide Members certified annual reports that satisfy the requirements of CFTC regulations generally applicable to registered CPOs. As of the date of this Prospectus, there is no certainty that the Adviser or other parties will be able to rely on these exclusions and exemptions in the future. Any necessary compliance and reporting obligations to comply with additional CFTC regulation may increase Master Fund and Fund expenses or otherwise negatively impact the Master Fund and the Fund.

The Investment Managers may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits an Investment Manager might realize in trading could be eliminated by adverse changes in the exchange rate, or an Investment Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

Engaging in these transactions involves risk of loss to the Investment Funds which could adversely affect the value of the Master Fund’s net assets and result in a loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Investment Funds to substantial losses.

Successful use of futures also is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Pursuant to regulations or published positions of the CFTC, an Investment Manager may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. If an Investment Manager is required to do so, the segregation of such assets will have the effect of limiting its ability to otherwise invest those assets.

Some or all of the Investment Managers may purchase and sell stock index futures contracts for the Investment Funds. A stock index future obligates an Investment Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

Some or all of the Investment Managers may purchase and sell interest rate futures contracts for the Investment Funds. An interest rate future obligates an Investment Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

Some or all of the Investment Managers may purchase and sell currency futures. A currency future obligates an Investment Fund to purchase or sell an amount of a specific currency at a future date at a specific price. Derivatives associated with foreign currency transactions are subject to currency risk.

Call and Put Options on Securities Indices. Some or all of the Investment Managers may purchase and sell for the Investment Funds call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue its investment objective. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use by the Investment Manager of options on stock indexes will be subject to the Investment Manager’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Warrants and Rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Swap Agreements. Some or all of the Investment Managers may enter into equity, interest rate, index and currency rate swap agreements on behalf of the Investment Funds. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if an Investment Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Investment Fund would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, an Investment Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The risk of loss with respect to swaps is limited to the net amount of interest payments that an Investment Fund is contractually obligated to make. If the other party to a swap defaults, an Investment Fund’s risk of loss consists of the net amount of payments that the Investment Fund contractually is entitled to receive.

Credit Default Swaps. Some or all of the Investment Managers may purchase or sell credit default swaps, which are structured to transfer the credit exposure of fixed income products between parties. Under such transactions, the purchaser of the credit default swap will make payments to the seller, and in return, the seller agrees to pay off the debt if the underlying third party defaults on the loan. Investment Managers may use credit default swaps for hedging (and non-hedging) purposes, as the swaps may act as protection against non-payment by the underlying third party by transferring the risk of default from the holder of the security (the buyer) to the seller of the swap. When used in respect of a basket of securities or an index, credit default swaps may be used to profit from changes in the perceived credit risk of the referenced securities. If the Investment Manager incorrectly assesses the amount or timing of these changes, the position may lose money, possibly on an economically leveraged basis.

Lending Portfolio Securities
Some or all of the Investment Managers may lend securities from their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending portfolio continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords it an opportunity to earn interest on the amount of the loan and on the loaned securities’ collateral. An Investment Fund might experience losses if the institution with which the Investment Fund has engaged in a portfolio loan transaction breaches its agreement with the Investment Fund.

When-Issued and Forward Commitment Securities
Some or all of the Investment Managers may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by an Investment Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Investment Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If an Investment Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. These transactions, if effected by the Master Fund, will be subject to the Master Fund’s limitation on indebtedness unless, at the time the transaction is entered into, a segregated account consisting of cash, U.S. Government Securities or liquid securities equal to the value of the when-issued or forward commitment securities is established and maintained. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by an Investment Manager on a forward basis will not honor its purchase obligation. In such cases, an Investment Fund may incur a loss.

Restricted and Illiquid Investments
Although it is anticipated that most Investment Funds will invest primarily in publicly traded securities, they generally may invest a portion of the value of their total assets in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments are any investments that the Investment Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Where registration is required to sell a security, an Investment Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Investment Manager may be permitted to sell a security under an effective registration statement. If, during such period, adverse market conditions were to develop, an Investment Fund might obtain a less favorable price than prevailed when it decided to sell. Investment Managers may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities.

In addition, the Master Fund’s interests in unregistered Investment Funds are themselves illiquid and subject to substantial restrictions on transfer. The Master Fund may liquidate an interest and withdraw from an Investment Fund pursuant to limited withdrawal rights. In general, most of the Investment Funds in which the Master Fund invests provide for periodic withdrawals of capital ranging from monthly to annually and, in some cases, have lock up provisions under which the Master Fund may not withdraw capital for a specified period after the date of its contribution. Additionally, the governing documents of the Investment Funds generally provide that the Investment Fund may suspend, limit or delay the right of its investors, such as the Master Fund, to withdraw capital. The illiquidity of these interests may adversely affect the Master Fund were it to have to sell interests at an inopportune time.

Binary Investments
Certain investments by the Investment Funds may depend on discrete events with binary outcomes in which there is potentially a material and abrupt adjustment to net asset value (a “gapping” net asset value) at the point that the result of a certain event is determined. For example, certain of the investments may be subject to litigation, and the outcome of litigation is usually unpredictable and such proceedings may continue without resolution for extended periods of time. While the market prices of such investments may be affected by the perceived change in probability of a certain outcome, until there is a final resolution, there is a material potential uncertainty in the net asset values as currently determined. Subscriptions and redemptions will, however, be processed at what is determined to be “fair value,” which may or may not factor in any such “gapping” (which GCMLP believes cannot be reasonably predicted, much less quantified). As a result, subscribing and redeeming Members are subject to the risk of economic dilution, i.e., to the risk of a subscription or redemption being processed in accordance with a net asset value which is suddenly and materially changed by the outcome of a certain event. The risk of such economic dilution will typically increase the nearer an outstanding transaction in which the Investment Fund is invested comes to its “decision date”.

Investments in Third‑Party Legal Claims	Investment Managers may make investments to fund third-party legal claims in return for a share of any favorable settlement or award. Such investments create the risk of a complete loss of investment where a claim proves unsuccessful. There exists a large degree of uncertainty with respect to the outcome of any claim, including the amount of damages that may be assessed. Such uncertainties may result in a judgment or settlement for amounts lower than predicted, or a failure to reach a settlement. Finally, even if a case is resolved in favor of the Investment Manager’s position, there exists uncertainty with respect to the ability of the opposing party and/or its insurance company to pay a settlement or judgment. As the timing and amounts recovered in such cases are outside of the Investment Manager’s control, the returns on the Master Fund’s or the Investment Fund’s investments may be affected.

Use of Proceeds; Cash Equivalents
The net proceeds of the offering of Shares (after payment of expenses) are expected to be invested at all times in accordance with the investment objectives and policies of the Master Fund as soon as practicable, consistent with normal market conditions and the availability of suitable investments, generally within three months of receipt, and in any event, not more than after six months of receipt. The Master Fund may invest in money market instruments or shares of money market funds, or hold cash, for liquidity purposes. (See “Types of Investments and Related Risk Factors—Money Market Instruments.”) The Investment Managers may also invest in such cash equivalents.

Borrowing
The Fund and the Master Fund are authorized to borrow. The Fund and the Master Fund may borrow money for certain purposes, such as making payments to Investment Funds in accordance with the Master Fund’s investment commitments and paying fees and expenses of the Fund and the Master Fund, subject to any limitations imposed by applicable law. The Fund and the Master Fund must maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Master Fund may be required to liquidate investments in Investment Funds to reduce its borrowings and restore the 300% asset coverage at times or in amounts that are not advantageous to the Master Fund. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund and/or the Master Fund, as applicable. The Fund and the Master Fund may borrow money on a secured or unsecured basis for certain purposes, such as to address timing mismatches between inflows and outflows of capital to and from the Fund in connection with (i) investor subscriptions and repurchases/withdrawals, (ii) the Fund and the Master Fund’s investment activities; and (iii) the payment of fees, expenses and other obligations of the Fund and the Master Fund in the ordinary course of business. The Fund and the Master Fund may not borrow for longer-term, strategic investment purposes or to generate out-sized returns. All interest and other fees charged under any line of credit or other borrowing arrangements will be paid by the Fund or the Master Fund, as applicable. If the cash flows of the Master Fund are insufficient to meet required payments on a line of credit or other borrowing arrangements, the Master Fund could be forced to liquidate investments in Investment Funds at times or in amounts that are not advantageous to the Master Fund.

Investment Manager Performance-Based Compensation
Each Investment Manager generally will receive performance-based compensation, expected to range from 15% to 25% of net profits. The performance-based compensation that will be received by an Investment Manager may create an incentive for the Investment Manager to make investments that are riskier or more speculative than those that might have been made in the absence of the performance-based compensation. In addition, because the performance-based compensation will be calculated on a basis that includes realized and unrealized appreciation of an Investment Fund’s assets, the performance-based compensation may be greater than if it were based solely on realized gains. The fees and other expenses borne by the Master Fund, including the performance-based compensation indirectly payable by the Master Fund as a result of its investments in Investment Funds, are higher than those of other registered investment companies.

Increase or Decrease in Assets under Management
As the Master Fund’s assets increase or as an Investment Fund’s assets increase, more capital may be allocated to any particular Investment Fund. It is not known what effect, if any, this will have on an Investment Fund’s trading strategies or its investment results. Conversely, in the event the Master Fund’s assets decrease, the Fund’s expense ratio may increase and the investment opportunities available to the Master Fund may be reduced. In addition, in such event, the Master Fund may have a larger relative investment in a particular Investment Fund than is desirable. This may have the effect of substantially increasing the Master Fund’s ratio of illiquid to liquid investments and negatively impact the Fund’s and Master Fund’s performance.

In addition, the Fund is subject to the risk that a large shareholder could request that the Fund repurchase a large percentage of Shares and/or that the Selling Agents could do so on behalf of several Members in the Fund. Such repurchase requests may be very substantial relative to the size of the Fund and the Master Fund and carry potentially adverse effects. For example, such repurchase requests may cause the Master Fund to make investment decisions at inopportune times, including liquidating certain of its investments more rapidly than otherwise desirable, or miss attractive investment opportunities. While it is not possible to predict the overall effect of such repurchase requests, such transactions may adversely affect the Fund’s and the Master Fund’s performance.

Liquidity Risks
Shares are not traded on any securities exchange or other market and are subject to substantial restrictions on transfer. Although the Fund may offer to repurchase Shares from time to time, a Member may not be able to liquidate its Shares of the Fund for an extended period of time. The Adviser expects that it will recommend to the Board of Directors that the Fund offer to repurchase Shares from Members four times each year, effective at the end of each calendar quarter. (See “Redemptions, Repurchases of Shares and Transfers.”)

Distributions of proceeds upon the repurchase of a Member’s Shares may be delayed as a result of restrictions on withdrawals imposed by the Investment Funds in which the Master Fund’s, and indirectly, the Fund’s assets are invested. The ability of the Master Fund to withdraw any amount invested in an Investment Fund may be subject to certain restrictions and conditions, including restrictions on the withdrawal of interests for a specified period (a “lock-up”), restrictions on the amount of withdrawals and the frequency with which withdrawals can be made, and investment minimums which must be maintained. Additionally, Investment Managers typically reserve the right to suspend withdrawals and to satisfy withdrawals by making distributions in-kind of securities which may not be marketable, under certain circumstances. During past financial market crises, private investment funds have suspended withdrawals or redemptions, allocated substantial portions of their portfolios to “special purpose vehicles” with delayed liquidity and/or “side-pocketed” or “designated” portions of their portfolios, due to what the investment managers of such funds believed to be an inability to effect portfolio transactions at reasonable price levels. In addition, although the Investment Managers generally invest in marketable securities, an Investment Manager may invest in securities or other investments which are illiquid or have limited liquidity, including, but not limited to, restricted securities which may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to the potential for higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Redemption risk is heightened during periods of declining or illiquid markets. For these reasons, it is possible that a significant portion of the Master Fund may become illiquid or have limited liquidity, which would adversely affect the ability of the Fund to make offers to repurchase Shares or to deploy and re-deploy its capital. In addition, if the Master Fund makes a substantial redemption from an Investment Fund in order to satisfy Fund repurchases or for any other reason, the Investment Fund may be required to liquidate its portfolio more rapidly than the Investment Manager would otherwise deem advisable, potentially resulting in losses.

Distributions to Members and Dividend Reinvestment
Distributions will be paid at least annually on the Shares in an amount representing substantially all of the net investment income and net capital gains, if any, earned each year. The Fund is not a suitable investment for any investor requiring routine distributions of income.

Each Member will automatically be a participant under the Fund’s Dividend Reinvestment Plan (“DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gain distributions, if any, in cash may be made by notice to the Fund or to a Member’s broker or other intermediary (who should be directed to inform the Fund).

Counterparty Credit Risk
Many of the markets in which the Investment Managers effect their transactions are “over-the-counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange-based” markets. To the extent an Investment Fund enters into swaps or other transactions in derivatives or synthetic instruments, or other over-the-counter transactions, it assumes a credit risk with regard to parties with which it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Investment Funds are also subject to the risk that counterparties will not settle transactions in accordance with their terms and conditions because of disputes over the terms of the contracts (whether or not bona fide) or because of credit or liquidity problems, which may result in Investment Funds suffering losses. Investment Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing such Investment Fund’s net asset value and income level. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where an Investment Fund has concentrated its transactions with a single or small group of counterparties. Investment Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of Investment Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Master Fund.

Investment Funds could experience situations with counterparties, banks and other financial institutions that adversely impact the performance of the Master Fund, such as the failure of counterparties to perform their contractual commitments, the financial difficulties, fraud or misrepresentation of brokerage firms, banks or other financial institutions that hold assets of Investment Funds, the failure of exchanges and clearinghouses, suspensions of trading, or counterparties holding assets in unregulated rather than regulated accounts, natural disasters, epidemics and terrorist attacks, and cybersecurity breaches.

Cybersecurity, Operational and Data Protection Risk
With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Master Fund, the Fund and the Investment Funds’ service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the Master Fund, the Fund and the Investment Funds’. Information and technology systems relied upon by the Investment Funds, the Master Fund, GCMLP, any service providers (including, but not limited to, accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which the Investment Funds or Master Fund invest may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. Although measures to manage risks relating to these types of events have been implemented, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Master Fund, the Investment Funds, the Fund, GCMLP, service providers and/or issuers of securities in which the Investment Funds or Master Fund invest and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors), misuse of confidential or proprietary information, and theft of assets. The failure of these systems, including cyber-events, have the potential to affect materially the Fund and the Adviser’s relationships with accounts, Members, clients, customers, employees, products, and service providers. The Fund has established risk management systems reasonably designed to seek to reduce the risks associated with such system failures and cyber-events. Such a failure could cause reputational harm subjecting such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance. There is no guarantee that the Fund will be able to prevent or mitigate the impact of system failures or cyber-events.

In addition, other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect the Master Fund, the Fund or an Investment Fund’s ability to conduct business, in particular if the Master Fund, the Fund or an Investment Fund’s employees or the employees of its service providers are unable or unwilling to perform its responsibilities as a result of any such event. Even if the Master Fund, the Fund or an Investment Fund’s employees and the employees of their service providers are able to work remotely, those remote work arrangements could result in the Master Fund, the Fund or an Investment Fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.

The Fund, the Master Fund and the Investment Funds are exposed to operational risk arising from a number of factors, including, but not limited to human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failure or inadequate processes and technology or system failures.

Manager Risks
Generally, the risks associated with the Master Fund’s investments with Investment Managers includes:

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an Investment Manager’s dependence on a strictly limited number of key professionals;

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significant structural changes in an Investment Manager’s operations;

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fraud or misrepresentation on the part of an Investment Manager or its personnel;

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an Investment Manager’s failure to comply with applicable legal, registration, tax or regulatory requirements;

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human error and poor judgment on the part of an Investment Manager’s personnel; and

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systems malfunctions and other operational failures.

Regulatory Risks
Generally, the risks associated with:
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investing both in unregulated entities and in securities sold in unregistered offerings;
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the Adviser, the Distributor, the Fund, the Master Fund, the Investment Managers and the Investment Funds operating in a changing regulatory environment, including the risks of regulatory inquiries, new legislation, new regulations and government intervention;
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recent regulatory changes and developments affecting global markets; and
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the Fund and the Master Fund needing to comply with numerous regulations restricting their offering procedures.

Special Risks of Multi-Manager Structure
The Investment Funds generally will not be registered as investment companies under the 1940 Act and, therefore, the Fund, as an indirect investor in these Investment Funds, will not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies, such as mutual funds. Although GCMLP receives detailed information from each Investment Manager regarding its investment performance and investment strategy, GCMLP may have little or no means of independently verifying this information. An Investment Manager may use proprietary investment strategies that are not fully disclosed to GCMLP, which may involve risks that are not anticipated by GCMLP.

The Master Fund relies primarily on information provided by Investment Managers in valuing its investments in Investment Funds. There is a risk that inaccurate valuations provided by Investment Managers could indirectly adversely affect the value of Shares and the amounts Members receive upon the repurchase of Shares.

For the Fund to complete its tax reporting requirements and to provide an audited annual report to Members, it must receive information on a timely basis from the Master Fund, which, in turn, receives such information from the Investment Managers.

An investor who meets the conditions imposed by the Investment Managers, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly with the Investment Managers. By investing in the Investment Funds indirectly through the Fund, a Member bears a pro rata portion of the asset-based fee and other expenses of the Fund and a pro rata portion of the asset-based fees and other expenses of the Master Fund and also indirectly bears a pro rata portion of the asset-based fees, performance-based compensation and other expenses borne by the Master Fund as an investor in Investment Funds.

Each Investment Manager receives any performance-based compensation to which it is entitled irrespective of the performance of the other Investment Managers and the Master Fund generally. Accordingly, an Investment Manager with positive performance may receive performance-based compensation from the Master Fund, and thus indirectly from the investors in the Fund, even if the Master Fund’s overall returns are negative. Investment decisions for the Investment Funds are made by the Investment Managers independently of each other. As a result, at any particular time, one Investment Fund may be purchasing shares of an issuer whose shares are being sold by another Investment Fund. Consequently, the Master Fund could directly or indirectly incur certain transaction costs without accomplishing any net investment result.

The Master Fund may make additional investments in or effect withdrawals from Investment Funds only at certain times pursuant to limitations set forth in the governing documents of the Investment Funds. Therefore, the Master Fund may not be able to withdraw its investment in an Investment Fund promptly after it has made a decision to do so, which may result in a loss to the Master Fund and adversely affect the Fund’s investment return. Additionally, the Master Fund from time to time may have to invest some of its assets temporarily in money market securities or, subject to the limitations of the 1940 Act, money market funds, due to these limitations.

The Master Fund expects it may purchase non-voting securities of an Investment Fund or waive some or all of its right to vote its securities with respect to Investment Funds. Consequently, in that situation, it may not be able to vote (or would have its vote limited) on matters that require the approval of the investors in the Investment Fund, including matters that could adversely affect the Master Fund’s investment in the Investment Fund.

Investment Funds may be permitted to redeem their interests in-kind. Thus, upon the Master Fund’s withdrawal of all or a portion of its interest in an Investment Fund, the Master Fund may receive securities that are illiquid or difficult to value. In the event the Fund were to receive such securities from the Master Fund, it would be required to dispose of such securities either through liquidation or by distributing such securities to Members in connection with a repurchase by the Fund of all or a portion of Shares of Members.

The Master Fund may, as a condition of investment in an Investment Fund, agree to indemnify such Investment Fund and/or its Investment Manager from any liability, damage, cost or expense arising out of various matters where the Investment Fund or Investment Manager has been adversely affected by the actions of the Master Fund.

Strategy Risk and Risk of Total Loss
GCMLP’s methodology for selecting investment strategies and Investment Managers, developing portfolios of multiple Investment Managers and allocating the Master Fund’s assets among them, may prove unsuccessful in generating profits or avoiding losses. To the extent GCMLP engages in the active allocation of the assets of the Master Fund among different Investment Funds, there can be no assurance that: the strategy will not be more volatile than, or will not underperform, either or both an investment in a single Investment Fund or a static allocation among a fixed group of Investment Funds; an investment strategy that has been profitable in the past will not incur material losses in the future; or GCMLP will not allocate assets to Investment Funds that are entering into unprofitable cycles and away from those entering into profitable cycles.

Because the Master Fund invests in Investment Funds, it is subject to the risks associated with the investment strategies and investment techniques employed by the Investment Managers. The Investment Managers are not always successful in attempting to generate profits or avoid losses. The governing documents of Investment Funds typically do not impose any meaningful restrictions on the way the Investment Managers of such Investment Funds may invest and trade, and often permit the Investment Managers to invest and trade in essentially an unrestricted range of strategies, financial instruments, and capital markets. Investment Funds employing alternative investment strategies are subject to a risk of total loss—the risk that a previously low volatility and comparatively low risk strategy will incur sudden and dramatic losses—at a level of severity to which investment funds employing traditional strategies (which may be less dependent on the availability of financing or market liquidity) may not be subject.

Investments in Investment Funds are subject to the possible failure of the investment strategies, techniques and practices employed by one or more Investment Managers, possible inefficient or inaccurate trade execution by Investment Funds, and GCMLP’s inability to gauge and/or react (due to limited position-level transparency and the Investment Funds’ restrictive withdrawal/redemption provisions) on a real-time basis to specific strategy-related and/or position-level risks associated with positions held by the Investment Funds in which the Master Fund invests. GCMLP often will not be given access to specific information regarding the actual investments made by Investment Funds. When such information is provided, it can be incomplete and/or out-of-date. Additionally, even though diversification is one of GCMLP’s principal risk management techniques for many of its funds, depending on their investment objective and strategy, GCMLP may not be able to determine with precision, at any given time, whether a fund has achieved an adequate degree of diversification with respect to its indirect overall hedged or directional positions, or the extent of its concentration risk or exposure to specific financial instruments, securities, markets or strategies through its investments in Investment Funds. While Investment Managers generally provide more portfolio information now than they did in the past, GCMLP does not in all cases receive either complete or real-time position information relating to their Investment Funds. Even when GCMLP has access to information relating to positions held by Investment Funds, GCMLP’s ability to act on such information so as to mitigate the risks of investing in such Investment Funds is materially limited by the complicated and often protracted process of redeeming from Investment Funds. There can be no assurance that the Fund will be able to redeem from particular Investment Funds for a number of months, if not longer, after the decision to redeem has been reached, making it impossible for GCMLP to prevent losses during the interim. Further, if GCMLP does acquire information relating to an Investment Fund that is not generally known to other Investment Fund investors, GCMLP could, for so long as it is in possession of such information, be prevented from acting in a manner that GCMLP otherwise would believe to be in the best interest of the Fund.

Strategy-specific losses may result from any number of factors, including excessive concentration by multiple Investment Managers in the same investment and/or market sector, general market events or conditions that adversely affect particular strategies (e.g., illiquidity within a given market), faulty assumptions or analysis concerning market events or conditions and faulty or incomplete due diligence regarding markets or investments.

Quantitative Mathematical Models, Machine Learning
Recent technological advances in artificial intelligence and machine learning technology (collectively, Artificial Intelligence Technology), pose risks the Fund and the Investment Funds. The Fund and the Investment Funds could be further exposed to the risks of Artificial Intelligence Technology if third-party service providers or any counterparties, whether or

Techniques and Artificial Intelligence
not known to the Adviser, also use Artificial Intelligence Technology in their business activities. The Adviser will not necessarily be in a position to control the manner in which third-party products are developed or maintained or the manner in which third-party services are provided, even where it has sought contractual protection against such use.

The use of Artificial Intelligence Technology by any of the parties described in the previous paragraph could include the input of confidential information, including material non-public information (either by third-parties in contravention of non-disclosure agreements, or by employees of the Adviser in contravention of Grosvenor’s policies) into Artificial Intelligence Technology applications, resulting in such confidential information becoming part of a dataset that is accessible by other third-party Artificial Intelligence Technology applications and users.

Independent of its context of use, Artificial Intelligence Technology is generally highly-reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that Artificial Intelligence Technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error, potentially materially so, and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of Artificial Intelligence Technology. To the extent that the Fund or the Investment Funds or portfolio companies are exposed to the risks of Artificial Intelligence Technology use, any such inaccuracies or errors could have adverse impacts on the Fund and the investment Funds and portfolio companies.

Artificial Intelligence Technology and its applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.

Global Macro Strategy
GCMLP incorporates an element of its own analysis of macroeconomic conditions and economic variables into its determination of the strategies selected for the Master Fund. GCMLP’s inclusion of an element of its own market judgment into its Investment Manager selection process adds an additional dimension of risk, as GCMLP’s economic analysis may be materially incorrect as well as variable and inconsistent over time.

Portfolio Hedging Strategy
GCMLP may invest Master Fund capital in this defensive strategy intended (although there can be no assurance that it will be effective) to mitigate losses in the Master Fund in the event of major market disruptions. Disruptions of such magnitude historically have been rare and, as a result, the cost of hedging this risk may be excessive over time. An allocation to the portfolio hedging strategy is expected to perform poorly (and could potentially lose all or substantially all capital allocated to it) when global capital markets are stable or upward-trending. There can be no assurance that the Master Fund will, in fact, mitigate losses or that a “tail event” will occur during a period in which the Fund makes portfolio hedging investments.

Event-Driven Investing
Event-driven investing is characterized by relatively small profits on most investments when an event is consummated as expected and relatively large losses when an event is not consummated as expected, either because the anticipated event does not happen or the terms are adversely changed. Successful event-driven investing requires Investment Managers to analyze and evaluate the unique set of facts and circumstances of each event and to make judgments on the: (i) expected price to be realized; (ii) time to completion; (iii) probability of success; and (iv) loss if the investment goes wrong. There can be no assurance that Investment Managers will correctly evaluate these factors. The effectuation of mergers or other restructurings, tender offers, exchange offers or other event-driven transactions may be adversely affected by a number of factors, which include but are not limited to (i) regulatory and antitrust restrictions; (ii) political concerns; (iii) industry weakness; (iv) stock specific events; (v) financing limitations; and (vi) general market declines.

Relative-Value Hedging Strategies
The use by certain Investment Managers of “relative-value” hedging or arbitrage strategies does not necessarily mean that those strategies are without risk or substantial cost. Substantial losses may be recognized on “hedge” or “arbitrage” positions, and illiquidity and default on one side of a “relative-value” position can effectively result in the position being transformed into an outright speculation. “Relative-value” strategies typically are dependent on market liquidity. In 1994, 1998 and again in 2008-2009 when market liquidity was sharply reduced, a number of investment funds pursuing “relative-value” strategies incurred total losses.

Credit Strategies
Credit strategies are designed to isolate attractive opportunities in various fixed income securities, typically focused on corporate. Credit strategies are typically subject to many of the same risks as traditional fixed income strategies, including but not limited to interest rate risk, credit risk, and prepayment risk. Such risks may be exacerbated by the fact that Investment Manager’s may engage in the use of credit derivatives in order to gain exposure to a certain position. Recent and potential future changes in government monetary policy may affect the level of interest rates. Finally, while credit strategies are diverse, they can exhibit highly correlated losses during certain market periods.

Multi-Strategy
Multi-strategy portfolios seek to obtain a broad range of the various strategies discussed herein. As such, multi-strategy portfolios are subject to the risks and limitations of the various underlying strategies that they use. While a multi-strategy portfolio seeks to limit the losses due to any particular underlying strategy via diversification, certain underlying strategies can exhibit highly correlated losses during certain market periods.

Equity Strategies
Equity strategies involve the purchase and/or short sale of equity and/or equity-linked instruments in global markets. Most Investment Managers that engage in equity strategies tend to engage in “stock picking” rather than investing in broad-based indices. Investment Managers tend to rely on fundamental analysis in order to identify overvalued and/or undervalued securities. A failure by the Investment Manager to properly value securities or a market environment where fundamental analysis struggles (e.g., highly correlated markets) may result in losses.

Commodities Strategies
Commodity strategies typically involve the purchase and/or sale of derivative instruments linked to various commodities including, but not limited to, energy, agriculture, resources and metals. Commodities strategies rely on the ability of the Investment Managers to properly identify attractive opportunities and to express those ideas via the appropriate instruments. There is no assurance that the Investment Managers will achieve both of those requirements. In addition, the use of derivative instruments, including the inherent leverage of derivative investments, adds an additional layer of risk to commodity strategies.

Capital Call Structure Risk
Certain Investment Funds require the Master Fund to commit to fund future investments in the Investment Funds (“Unfunded Commitments”). These Investment Funds may, at their sole discretion, require the Master Fund to fund all or a portion of the Master Fund’s Unfunded Commitment amount at any time during a commitment period, which generally extends for multiple years from the date of the Master Fund’s initial commitment to such Investment Fund. Such an obligation may have the effect of requiring the Master Fund to increase its investment in a company at a time when it might not be desirable to do so. There is no assurance that the Master Fund will fund, or will have sufficient assets to fund, Unfunded Commitments. If the Master Fund defaults on its commitment to an Investment Fund or fails to satisfy capital calls to an Investment Fund in a timely manner then, generally, it will be subject to significant penalties, potentially including the complete forfeiture of the Master Fund’s investment in the Investment Fund. Any failure by the Master Fund to make timely capital contributions in respect of its Unfunded Commitments may also: (i) impair the ability of the Master Fund to pursue its investment strategy, (ii) force the Master Fund to borrow, or (iii) cause the Master Fund to be subject to certain penalties from the Investment Fund (including the complete forfeiture of the Master

Fund’s investment in an Investment Fund). In addition, funding Unfunded Commitments could require the Master Fund to liquidate other positions at inopportune times and may prevent the Fund or the Master Fund from achieving its investment objectives.

Legal and Regulatory Change
The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, including increases in interest rates, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Act was enacted in the United States, reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act established a comprehensive framework for the regulation of markets, market participants and financial instruments that were previously have been unregulated and substantially altered the regulation of many other markets, market participants and financial instruments. The Dodd-Frank Act and regulations adopted pursuant to the Dodd-Frank Act could have a material adverse impact on the profit potential of the Fund and the Investment Funds. The impact of these changes and any future changes on the markets, and the practical implications for market participants, may not be fully known for some time. During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the performance of an Investment Fund (and indirectly, the Master Fund) or otherwise constrain the Investment Manager’s ability to achieve such Investment Fund’s investment objectives.

In addition, recent decisions by the Federal Reserve to adjust the target Fed funds rate, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities.

Political turmoil within the United States and abroad may also impact the Fund and the Investment Funds. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s and Investment Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.

There can be no assurance that these changes will not have a material adverse effect on the investments and investment strategies pursued by the Master Fund and Investment Funds.

Regulation of the Financial Markets
The United States government may introduce changes in certain policies, including proposals relating to the regulation/deregulation of certain entities in the financial markets and the reversal or repeal of numerous existing rules and regulations. Additionally, the United States is renegotiating many of its global trade relationships and has imposed or threatened to impose significant import tariffs, trade restrictions and sanctions, currency restrictions, or similar actions (or retaliatory measures may result in response to such actions), which could lead to price volatility, inflation, declines in investor and consumer confidence, reductions in international trade, unemployment, and overall declines in U.S. and global investment markets. These actions may also have consequences that cannot now be foreseen, potentially creating a climate of uncertainty in the marketplace, which may adversely affect all economies and reduce the availability or value of investments and Master Fund performance.

Natural Disasters, Epidemics and Pandemics, and Terrorist Attacks
The Fund, the Master Fund, the Investment Funds, GCMLP and the Investment Managers are subject to risks associated with the consequences of natural disasters (e.g., fire, flood, earthquake, storm and hurricane), epidemics, pandemics and other outbreaks of serious contagious diseases, terrorist attacks (or the fear of or the precautions taken in anticipation of such attacks), and other acts of war (e.g., war, invasion, acts of foreign enemies, hostilities and insurrection, regardless of whether war is declared). Since 2003, the world has seen a number of outbreaks of new viral illnesses of varying severity, including but not limited to Severe Acute Respiratory Syndrome (SARS), Middle East Respiratory Syndrome (MERS), the H1N1 Flu (Swine Flu), and COVID-19 caused by the Coronavirus known as SARS–CoV-2 (Coronavirus). The responses to these outbreaks have varied as has their impact on human health, local economies and the global economy, and it is impossible at the outset of any such outbreak to estimate accurately what the ultimate impact of any such outbreak will be. The occurrence of a natural disaster, epidemic, terrorist attacks or other acts of war have the potential to cause severe disruptions in the economies and financial markets of many industries, countries and regions (even beyond the site of the natural disaster, epidemic or attack) in which the Master Fund and the Investment Funds invest, leading to or extending regional or global economic downturns. The impact of such events, including coronavirus (COVID-19) may be short term or may last for an extended period time, could result in a substantial economic downturn, or exacerbate other pre-existing economic, social, and political risks, including the worldwide economy as well as economies of individual countries, or could result in significant breakdowns, delays and other disruptions to important global, local and regional supply chains affected, resulting in substantial or total losses investment and illiquidity, as well as interrupting the business continuity and operations of GCMLP and the Investment Managers. A climate of uncertainty, including the contagion of infectious viruses or diseases, may also reduce the availability of potential investment opportunities, impair the ability to monitor and evaluate existing investments, cause substantial illiquidity in the marketplace, and reduce the accuracy of financial projections and valuations of the Master Fund’s and the Investment Funds’ portfolios. Protective measures taken by governments and the private sector to mitigate the spread of such illness, including travel restrictions and outright bans, quarantines, and work-at-home arrangements, and the spread of any such illness within the offices of the Fund’s service providers could severely impair the Fund’s activities.

Geopolitical Instability
Geopolitical instability may have meaningful negative impacts on global economies, commodities and commerce, inflation and employment. Such instability has impacted, and may continue to impact, global trade and has led to energy market volatility, supply chain disruptions, and operational hazards in certain regions, such as the Middle East and Red Sea region. Military actions have impacted, and may continue to impact, shipping lanes such as the Black Sea and the Strait of Hormuz, cause rising insurance costs and fuel costs, potential impairment of assets arising from sanctions on certain countries, and global inflationary pressures. The impact of geopolitical tensions and military actions are uncertain and not subject to prediction.

Sanctions Against China
The U.S. has taken a series of trade, international treaty, and tax sanctions actions against China. These actions have in many cases triggered, or are expected to trigger, countersanctions or countermeasures from the Chinese government. The ultimate impact of these sanctions and their impact on global economic and commercial activity and conditions, and on the operations, financial condition, and performance of the Fund is impossible to predict. Additionally, in recent years, tensions between mainland China and Taiwan have increased. In the event of an outbreak of hostilities between China and Taiwan, global manufacturers would likely lose access to advanced semiconductor chips that are sourced from Taiwan, and there could be significant disruption for industries that rely on supply chains in China. The impact of these and related events is highly uncertain and could have a negative impact on the Fund’s performance.

Uncertain Economic, Social, and Political Environment
Some of the results of elections and referenda in the US, the UK, Spain, Italy, and other developed market countries in recent years have been unexpected and resulted in material market changes and increases in market uncertainty. Given recent changes in administrations and applicable laws and regulations following these votes, the future of current regulations, or the adoption of new regulations, is also uncertain. These uncertainties could have adverse impacts on the capital markets in certain geographic regions or the global markets generally, as well as on the Master Fund and the Investment Funds in which it invests. In addition, consumer, corporate and financial confidence may be adversely affected by political and social tensions around the world, fear of terrorist activity, the potential for the escalation of military conflict and future military conflicts, localized, regional or global financial or health crises or other sources of political, social, or economic unrest. Such erosion of confidence and/or the occurrence of one or more of such events could result in significant breakdowns, delays and other disruptions to important global, local, and regional supply chains, market distress or general economic downturn. A climate of uncertainty could reduce the availability of potential investment opportunities, and increases the difficulty of modeling market conditions, potentially reducing the accuracy of financial projections.

In addition, limited availability of credit for consumers, homeowners, and businesses, including credit used to acquire businesses, in an uncertain environment or economic downturn could have an adverse effect on the economy generally and on the ability of GCMLP and the Fund to execute their respective strategies and to achieve attractive returns. This could slow the rate of future investments by the Master Fund and in some cases result in longer holding periods for investments. Such uncertainties, events and circumstances could result in new government regulation or interventions impacting markets, and adversely affecting the Investment Funds and the Fund.

Additionally, some of the results of recent elections and referenda in the US, the UK, Spain, Italy and other developed market countries have been unexpected and resulted in material market changes and increases in market uncertainty. Given recent changes in administrations and applicable law following these votes, the future of current regulations, or the adoption of new regulations, is also uncertain. These uncertainties may have adverse impacts on, or alternatively create investment opportunities for, the Investment Funds.

Furthermore, such confidence may be adversely affected by local, regional or global health crises including but not limited to the rapid and pandemic spread of viruses such as coronavirus (COVID-19). The impact of a health crises like coronavirus (COVID-19) or other such global health crises that may arise in the future could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of affected portfolio companies. A climate of uncertainty, including the contagion of infectious viruses or diseases, may reduce the availability of potential investment opportunities, and increase the difficulty of modeling market conditions, potentially reducing the accuracy of financial projections.

Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Additionally, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S.

Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, may cause high volatility in the equity and fixed-income markets. Reduced liquidity could result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. Reduced liquidity could also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.

Further, while interest rates have been historically low in recent years in the United States and abroad, recent decisions by the Fed to adjust the target Fed funds rate, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. Also, regulators have expressed concern that rate increases may contribute to price volatility. These events and the possible resulting market volatility may have an adverse effect on the Fund.

Political turmoil within the United States and abroad may also impact the Fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the United States and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Investment Fund and Fund investments, and increase uncertainty in or impair the operation of the United States or other securities markets.

Significant changes also have occurred to U.S. policy regarding matters of international relations and trade policies, and is also considering significant new investments in infrastructure which, coupled with lower federal taxes, could lead to increased government borrowing and higher interest rates. The United States continues to renegotiate many of its international relations and trade policies, including by imposing or threatening to impose significant import tariffs, which could lead to price volatility and overall declines in U.S. and global investment markets. While these proposed policies are going through the political process, the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out.

Uncertainties surrounding the sovereign debt of a number of European Union (E.U.) countries and the viability of the E.U. have disrupted, and may in the future disrupt, markets in the United States and globally. If one or more countries leave the E.U. or the E.U. dissolves, the world’s securities markets likely will be significantly disrupted. These events and the resulting market volatility may have an adverse effect on the performance of Investment Funds and the Fund.

When the Fed “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or raises the federal funds rate, there is a risk that interest rates will rise, which could expose fixed-income and related markets to heightened volatility and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the Master Fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the Fund incurs and may negatively impact the Fund’s performance.

Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also could cause market disruptions.

In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.

Global Climate Change Considerations
Global climate change could have an adverse effect on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that affected coastal properties may not ever recover their value, unlike previous declines in the real estate market. Further, large wildfires driven by high winds and prolonged drought may devastate entire communities and may be significantly expensive to any business found responsible for the fire. These losses could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. The time period over which these consequences might unfold is difficult to predict. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.

Large Shareholder Risk
A significant percentage of an Investment Fund’s shares may be owned or controlled by a large shareholder, such as other funds or accounts. Accordingly, the Investment Funds can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders, such as the Fund. These inflows and outflows could be significant and, if frequently occurring, could negatively affect the Investment Fund’s net asset value and performance and could cause the Investment Fund to sell securities at inopportune times in order to meet redemption requests.

Other Considerations
Other investors in the Master Fund may alone or collectively acquire sufficient voting interests in the Master Fund to control matters relating to the operation of the Master Fund. If other investors control the Master Fund, it could adversely affect the Fund’s ability to meet repurchase requests, which requires the cooperation of the Master Fund’s board of directors, could result in a change to the Master Fund’s investment objectives, or could have other adverse consequences to the Fund. As a result, the Fund could be required to withdraw its investment in the Master Fund or take other appropriate action. Any such withdrawal could result in an in-kind distribution of securities (as opposed to a cash distribution from the Master Fund). If securities and other non-cash assets are distributed, the Fund would incur brokerage, tax, or other charges in converting those assets to cash.

Distributions to Members
Distributions will be paid at least annually on the Shares in an amount representing substantially all of the net investment income and net capital gains, if any, earned each year. The Fund is not a suitable investment for any investor requiring routine distributions of income.
Each Member will automatically be a participant under the Fund’s DRP and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gain distributions, if any, in cash may be made by notice to the Fund or to a Member’s broker or other intermediary (who should be directed to inform the Fund).

Public Company	As a consequence of GCM Grosvenor Inc. (“GCMG”) being a publicly traded company, the officers, directors, members, managers and employees of GCM Grosvenor may have duties or incentives relating to the interests of GCMG’s shareholders that may differ from, and could conflict with, the interests of GCM-Managed Accounts and their investors (including the Fund, Master Fund and its Members). Any such conflicts would not necessarily need to be taken into account if GCMG were not publicly traded.

Master/Feeder Structures
The Fund will not invest directly in Investment Funds. Instead, it will invest substantially all of its investable assets in the Master Fund. The Master Fund, in turn, purchases, holds and sells investments in accordance with its investment objectives and policies. The Fund does not have the right to withdraw its investment in the Master Fund. Instead, it may do so only through periodic repurchases by the Master Fund of the Fund’s interests in the Master Fund. This may limit the ability of the Fund to make offers to repurchase Shares. In addition, the Fund may receive securities and other investments from the Master Fund in lieu of cash when it withdraws capital from the Master Fund. The Fund will incur expenses in liquidating investments received in connection with any “in-kind” distributions. A change in the investment objectives, policies or restrictions of the Master Fund may cause the Fund to seek to have repurchased its interests in the Master Fund. Alternatively, the Fund could seek to change its investment objectives, policies or restrictions to conform to those of the Master Fund. The investment objectives and policies of the Master Fund are not fundamental and may be changed without the approval of investors in the Master Fund (including the Fund). These investors may include other investment funds, including investment companies that, like the Fund, are registered under the 1940 Act (including, without limitation, GCM Grosvenor Core Absolute Return Fund II, LLC, a parallel entity that invests directly in the Master Fund), and other types of pooled investment vehicles that may or may not be investment companies registered under the 1940 Act. Investors in the Master Fund and the Fund will be notified if the Master Fund or the Fund changes its investment objectives.

Each member of the Master Fund, including the Fund, has the right to cast a number of votes based on the value of the member’s respective Shares at meetings of members called by the Master Fund Board. Except for the exercise of their voting privileges, members of the Master Fund are not entitled to participate in the management or control of the Master Fund’s business, and may not act for or bind the Master Fund.

General [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General
This section discusses the types of investments generally made by the Investment Managers and the related risk factors with respect to such investments. The impact of a particular risk on an Investment Fund managed by an Investment Manager will impact the Master Fund and, in turn, have a corresponding impact on the Fund.

All securities investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate based on the fluctuation in the value of the Investment Funds in which the Master Fund invests. To the extent that the portfolio of an Investment Manager is concentrated in securities of a single issuer or issuers in a single industry, the risk of any investment decision is increased. An Investment Manager’s use of leverage is likely to cause the value of the Investment Manager’s portfolio to appreciate or depreciate at a greater rate than if leverage were not used.

Equity Securitiess [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities
Investment Managers’ investment portfolios may include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and foreign issuers. Investment Managers also may invest in depositary receipts relating to foreign securities. Investment Funds that invest in securities issued by U.S. entities with substantial foreign operations may be subject to risks relating to economic, political or regulatory conditions in such foreign countries. (See “Foreign Securities” below.) Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

Investment Managers may invest in equity securities without restriction as to market capitalization, such as those issued by smaller capitalization companies, including micro cap companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. Investment Managers may purchase securities in all available securities trading markets.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits, if any, of the entity without preference over any other shareholder or claim of shareholders, after making required payments to holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks. Preferred stock generally has a preference as to dividends and upon the event of liquidation, over an issuer’s common stock, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics, in that they generally: (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics; and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. Recent and potential future changes in government monetary policy may affect the level of interest rates. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

Certain countries have experienced negative interest rates on deposits, and debt instruments traded at negative yields. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with a negative value (i.e., below zero percent), which is intended to facilitate self-sustaining growth in the local economy. For example, if a bank charges negative interest, a depositor must pay the bank fees to keep money with the bank instead of receiving interest on deposits. There is a risk that negative interest rates will become more prevalent among non-U.S. issuers or even among U.S. issuers.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by an Investment Fund is called for redemption, the Investment Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on an Investment Fund’s ability to achieve its investment objective, which, in turn, could result in losses to the Master Fund.

Bonds and Other Fixed Income Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Bonds and Other Fixed-Income Securities
Investment Managers may invest in bonds and other fixed-income securities. Investment Managers will invest in these securities when they offer opportunities for capital appreciation and may also invest in these securities for temporary defensive purposes and to maintain liquidity.

Fixed-income securities include, among other securities: bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the Investment Fund’s performance. The effects of coronavirus (COVID-19) and other future similar pandemics could affect the ability of states and political subdivisions to make payments on debt obligations when due and could adversely impact the value of their bonds, which could also negatively impact the performance of the Investment Funds.

Investment Managers may invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Investment Manager to be of comparable quality. Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from a NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

The longer a fixed-income security’s duration, the more sensitive it will be to interest rate fluctuations. Similarly, longer average portfolio duration will also cause the Fund or an Investment Fund to be more sensitive to interest rate fluctuations. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity, and call features, among other characteristics. All other points remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed-income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the price of a bond fund with an average duration of eight years would be expected to fall approximately 8% if interest rates rose by one percentage point. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas duration takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by prepayments and by changes in interest rates, as well as the time until an interest rate is reset (in the case of variable-rate securities). Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security.

The CDOs in which Investment Managers may participate involve substantial organizational, syndication and ancillary fees. An investment in CDOs will frequently be subordinate in right of payment to other securities sold by the CDO and will not be readily marketable. Depending upon the default rate on the collateral of the CDO, substantial losses may be incurred on CDO investments. CDO structures are complex and evolving; investments in CDOs may be subject to a number of yet unanticipated risks. The CDO market experienced significant disruptions in 2008-2009 due to the sharply increased default rates on sub-prime and other mortgages. Similar disruptions may recur.

Master Limited Partnership MLP Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Master Limited Partnership (“MLP”) Risk
Investing in MLPs involves certain risks related to investing in the underlying assets of MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest-rate risk and the risk of default on payment obligations by debt securities. In addition, investments in the debt and securities of MLPs involve certain other risks, including risks related to limited control and limited rights to vote on matters affecting MLPs, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. An Investment Fund’s investments in MLPs may be subject to legal and other restrictions on resale or may be less liquid than publicly traded securities. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Investment Fund to effect sales at an advantageous time or without a substantial drop in price. If an

Investment Fund is one of the largest investors in an MLP, it may be more difficult for the Investment Fund to buy and sell significant amounts of such investments without an unfavorable impact on prevailing market prices. Larger purchases or sales of MLP investments by an Investment Fund in a short period of time may cause abnormal movements in the market price of these investments. As a result, these investments may be difficult to dispose of at an advantageous price when the fund desires to do so. During periods of interest rate volatility, these investments may not provide attractive returns, which may adversely impact the overall performance of an Investment Fund, and thus the Fund. MLPs in which an Investment Fund may invest operate oil, natural gas, petroleum, or other facilities within the energy sector. As a result, an Investment Fund will be susceptible to adverse economic, environmental, or regulatory occurrences impacting the energy sector.

LIBOR Discontinuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR Discontinuation Risk
Many debt securities, derivatives and other financial instruments may have previously utilized the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the UK Financial Conduct Authority (“FCA”) announced that LIBOR would be discontinued on June 30, 2023. As of September 30, 2024, the UK FCA has confirmed that all publications of LIBOR, including all synthetic publications of the 1-, 3-, and 6-month U.S. dollar LIBOR settings, have ceased.

Although the transition process away from LIBOR was well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (“SOFR”) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is fully known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, necessitating changes in the applicable spread for financial instruments transitioning away from LIBOR to accommodate the differences.

Foreign Securities and Forward Currency Exchange Contracts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities and Forward Currency Exchange Contracts
Investment Managers may invest in securities of foreign issuers and in depositary receipts, such as American Depositary Receipts (“ADRs”), that represent indirect interests in securities of foreign issuers. Foreign securities in which Investment Managers may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Investments in foreign securities are affected by risk factors generally not thought to be present in the United States. These factors include, but are not limited to, the following: varying custody, brokerage and settlement practices; difficulty in pricing; less public information about issuers of foreign securities; less governmental regulation and supervision over the issuance and trading of securities than in the United States; the unavailability of financial information regarding the foreign issuer, including foreign government issuers, or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets of an Investment Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investments in foreign issuers may require significant government approvals under corporate, securities, exchange control, non-U.S. investment and other similar laws and regulations and may require financing and structuring alternatives and exit strategies that differ substantially from those commonly used in the United States. Moreover, governmental issuers of foreign securities may be unwilling to repay principal and interest due, and may require that the conditions for payment be renegotiated. Investment in foreign countries also involves higher brokerage and custodian expenses than does investment in domestic securities. Foreign securities may be subject to foreign taxes.

Other risks of investing in foreign securities include changes in currency exchange rates (in the case of securities that are not denominated in U.S. dollars) and currency exchange control regulations or other foreign or U.S. laws or restrictions, or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain of an Investment Fund’s foreign currency denominated portfolio securities irrespective of the performance of the underlying investment. In addition, an Investment Fund may incur costs in connection with conversion between various currencies. The foregoing risks may be greater in emerging industrialized and less developed countries. Additionally, the Holding Foreign Companies Accountable Act (HFCAA) could cause securities of foreign companies, including American depositary receipts, to be delisted from U.S. stock exchanges if the companies do not allow the U.S. government to oversee the auditing of their financial information. Although the requirements of the HFCAA apply to securities of all foreign issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, a fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The fund may also need to seek other markets in which to transact in such securities, which could increase the fund’s costs.

An Investment Manager may enter into forward currency exchange contracts (“forward contracts”) for hedging purposes and non-hedging purposes to pursue its investment objective. Forward contracts are transactions involving an Investment Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by an Investment Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when an Investment Fund anticipates purchasing or selling a foreign security. This technique would allow the Investment Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an Investment Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between an Investment Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue an Investment Fund’s investment objective, such as when an Investment Manager anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Investment Fund’s investment portfolio. There is no requirement that the Investment Funds hedge all or any portion of their exposure to foreign currency risks.

Emerging Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets
Investments in the securities of issuers based in countries with emerging-market economies are subject to greater levels of risk and uncertainty than investments in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets, possibly allowing for additional market manipulation concerns; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, recordkeeping, accounting, auditing and financial reporting requirements or standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments against non-U.S. companies and non-U.S. persons, including company directors and officers, in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers. In addition, shareholders of emerging market issuers, such as the fund, often have limited rights and few practical remedies in emerging markets. Finally, the risks associated with investments in emerging markets often are significant, and vary from jurisdiction to jurisdiction and company to company.

Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage
Borrowing by Investment Funds and/or the Master Fund for investment purposes (a practice known as “leverage”) is a speculative practice that involves certain risks. Some or all of the Investment Managers may make margin purchases of securities, which means they will borrow money from brokers and banks for investment purposes.

Trading equity securities on margin generally involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. The financing of securities purchases may also be effected through reverse repurchase agreements with banks, brokers and other financial institutions.

As a general matter, the banks and dealers that provide financing to the Master Fund or an Investment Fund can apply essentially discretionary margin, haircut, financing, security and valuation policies. Changes by banks and dealers in such financing policies, or the imposition of other credit limitations or restrictions, whether due to market circumstances or governmental, regulatory or judicial action, may result in large margin calls, loss of financing, forced liquidation of positions at disadvantageous prices, termination of swap and repurchase agreements and cross-defaults to agreements with dealers. Any such effects may be exacerbated if such limitations or restrictions are imposed suddenly and/or by multiple market participants at or about the same time. The imposition of such limitations or restrictions could compel the Master Fund or an Investment Fund to liquidate all or part of its portfolio at disadvantageous prices. As such, the Master Fund could be impacted by an Investment Fund’s borrowing.

Although leverage will increase investment return if an Investment Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment return if an Investment Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the volatility of changes in the value of an investment in the Investment Funds. In the event that an Investment Fund’s equity or debt instruments decline in value, the Investment Fund could be subject to a “margin call” or “collateral call,” pursuant to which the Investment Fund must either deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in value of an Investment Fund’s assets, the Investment Manager might not be able to liquidate assets quickly enough to pay off its borrowing. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. The Investment Manager also may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

In addition to the Investment Funds, the Master Fund is also authorized to borrow. The Master Fund may borrow money for certain purposes, such as making payments to Investment Funds in accordance with the Master Fund’s investment commitments, repurchasing Shares and paying fees and expenses of the Master Fund, subject to any limitations imposed by applicable law. The 1940 Act requires an investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the

“Asset Coverage Requirement”). This means that the value of the investment company’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). Since the Investment Funds generally will not be registered under the 1940 Act, these limits generally would not apply to the Investment Funds and, therefore, the Master Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds and the volatility of the value of Shares may be great.

During periods of “credit squeezes” or “flights to quality,” the market for credit instruments, other than U.S. Treasury bills, can become substantially reduced. This poses a particular risk that leveraged positions held by Investment Funds may need to be sold at discounts to fair value in order to meet margin calls. Particularly in the case of strategies that leverage positions in less liquid instruments, if an Investment Fund implementing such strategies is forced to sell positions at a discount, such Investment Fund’s dealers may reduce the value of such Investment Fund’s outstanding positions, resulting in additional margin calls as loan to value triggers are hit under prime brokerage and swap agreements. In addition to the risk of discounted sales of assets made to meet margin calls causing a reduction in the dealer values of similar assets held by an Investment Fund and further margin calls, there is the risk that the need to meet margin calls could lead to material reductions in an Investment Fund’s holdings. Similarly, “funds of funds” may have to redeem from the more liquid strategies to fund their own redemptions, materially adversely affecting the performance of such strategies. Selling liquid assets to fund margin calls on illiquid assets increases the illiquidity of an Investment Fund’s overall portfolio—potentially materially increasing the risk of major, if not total, losses. The availability of leverage, both to Investment Funds and to funds investing in Investment Funds, was materially reduced during the market disruptions of 2008–2009, and its availability continues to be restricted. This trend may continue. In addition, the general availability of leverage may be limited by regulation. An ongoing reduction and/or increase in the cost of leverage could materially diminish the profit potential of many of the strategies and/or sub-strategies in which the Master Fund invests.

The use of leverage may increase the opportunities for gain, but also may substantially increase the risks of volatility and loss.

Short Sales [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Sales
Some or all of the Investment Managers may attempt to limit an Investment Fund’s exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Investment Manager believes possess volatility characteristics similar to those being hedged. In addition, the Investment Managers may use short sales for non-hedging purposes to pursue their investment objectives. For example, an Investment Fund may “short” a security of a company if, in the Investment Manager’s view, the security is over-valued in relation to the issuer’s prospects for earnings growth.

To effect a short sale, the Investment Manager will borrow a security from a brokerage firm to make delivery to the buyer. The Investment Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Investment Manager, which would result in a loss or gain, respectively. These techniques are speculative and, in certain circumstances, can substantially increase the impact of adverse price movements on an Investment Fund’s portfolio. A short sale of a security involves the risk of an unlimited increase in the market price of the security, which could result in an inability to cover the short position and thus a theoretically unlimited loss. There can be no assurance that securities necessary to cover a short position will be available for purchase.

Another risk is that the short seller may be forced to unwind a short sale at a disadvantageous time for any number of reasons. For example, although a short seller may attempt to mitigate losses by replacing the securities sold short before the market price has increased significantly, under adverse market conditions the short seller might have to sell portfolio securities that the short seller otherwise would have retained in order to raise the capital necessary to replace the securities sold short. In addition, a lender may call back a security at a time when the market for such security is illiquid or additional securities are not available to borrow, forcing the short seller to cover the short sale, by repurchasing the underlying security, at a price that results in a significant loss.

An Investment Fund may also make short sales against-the-box, in which it sells short securities it owns or has the right to obtain without payment of additional consideration. If an Investment Fund makes a short sale against-the-box, it will be required to set aside securities equivalent in-kind and amount to the securities sold short (or securities convertible or exchangeable into those securities) and will be required to hold those securities while the short sale is outstanding. An Investment Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box.

From time to time, certain traders may attempt to profit by forcing short sellers to cover their short positions. These traders make large purchases of a security that has been sold short with the objective of driving up the price of such security through their purchases in the expectation that short sellers will seek to limit their losses by buying such security in the open market for return to their lenders, thereby driving the price of such security even higher: a so-called “short squeeze.” For example, in January 2021, a short squeeze of the stock of the American video game retailer GameStop and other securities took place, causing major financial consequences and substantial losses for short sellers, including a number of hedge funds and funds of hedge funds. The short squeeze was triggered by users of various social media sites with the apparent intent of driving up the price of GameStop and other securities for reasons unrelated to the underlying fundamentals of the issuers. There can be no assurance that other coordinated and targeted short squeezes such as those that occurred in January 2021 will not happen again in the future.

Reverse Repurchase Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reverse Repurchase Agreements
Reverse repurchase agreements involve a sale of a security by an Investment Fund to a bank or securities dealer and the Investment Fund’s simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Fund. Reverse repurchase transactions are a form of leverage, which may also increase the volatility of an Investment Fund’s investment portfolio and therefore increase fluctuations in the Investment Fund’s net asset value.

Foreign Currency Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Transactions
The Investment Managers may engage in foreign currency transactions for a variety of purposes, including to fix in U.S. dollars, between trade and settlement date, the value of a security an Investment Fund has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Investment Fund already owns, particularly if the Investment Manager expects a decrease in the value of the currency in which the foreign security is denominated.

Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve an Investment Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Investment Fund contracted to receive in the exchange. An Investment Manager’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

Money Market Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Money Market Instruments
Each Investment Manager may invest, for defensive purposes or otherwise, some or all of an Investment Fund’s assets in high quality fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Investment Manager deems appropriate under the circumstances. Pending allocation of the offering proceeds and thereafter, from time to time, the Fund and the Master Fund also may invest in these instruments. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government Securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Purchasing Initial Public Offerings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Purchasing Initial Public Offerings
The Investment Managers may purchase securities of companies in initial public offerings or shortly thereafter. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the issuer, and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies and, thus, for Shares. The limited number of shares available for trading in some initial public offerings may make it more difficult for an Investment Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. In addition, some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them.

Special Investment Instruments and Techniques [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Investment Instruments and Techniques
The Investment Managers may utilize a variety of special investment instruments and techniques (a number of which are described below) to hedge the portfolios of the Investment Funds against various risks (such as changes in interest rates or other factors that affect security values) or for non-hedging purposes to pursue an Investment Fund’s investment objective. These strategies may be executed through derivative transactions. The instruments the Investment Managers may use and the particular manner in which they may be used may change over time as new instruments and techniques are developed or regulatory changes occur. Certain of the special investment instruments and techniques that the Investment Managers may use are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions.

Derivatives.  Some or all of the Investment Managers may invest in, or enter into financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate (“Derivatives”). Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit an Investment Manager to increase or decrease the level of risk of an investment portfolio, or change the character of the risk, to which an investment portfolio is exposed in much the same way as the Investment Manager can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities.

Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on an Investment Fund’s performance.

Uncertainties remain as to how the markets for certain derivative instruments will perform during periods of unusual price volatility or instability, market illiquidity or credit distress. A number of these markets have a limited history of operating during a period of “market crisis.” Certain market conditions have, for example, made it impossible for an Investment Manager to liquidate derivative positions to limit losses or recognize profits or to maintain such positions to continue to hedge other market exposures. If an Investment Manager invests in Derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Investment Fund’s return or result in a loss. An Investment Fund also could experience losses if Derivatives are poorly correlated with its other investments, or if an Investment Manager is unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives. Regulatory changes in Derivatives markets could impact the cost of or an Investment Fund’s ability to engage in derivative transactions.

Many derivative instruments are traded not on exchanges but through an informal network of banks and dealers that have no obligation to make markets in such instruments. The trading of over-the-counter derivatives involves a variety of risks, including: (i) counterparty risk; (ii) basis risk; (iii) interest-rate risk; (iv) settlement risk; (v) legal risk; and (vi) operational risk.

The U.S. Dodd-Frank Wall Street Reform and Consumer Protection Act (including the regulations promulgated and to be promulgated thereunder, “Dodd-Frank Act”), enacted in July 2010 includes provisions that comprehensively regulate the over-the-counter derivatives markets for the first time.

The Dodd-Frank Act requires that a substantial portion of over-the-counter derivatives must be executed in regulated markets and be submitted for clearing to regulated clearinghouses.

The Dodd-Frank Act significantly expanded the CFTC’s authority to impose position limits with respect to futures contracts, options on futures contracts, swaps that are economically equivalent to futures or options on futures, swaps that are traded on a regulated exchange and certain swaps that perform a significant price discovery function. In October 2020, the CFTC adopted a new position limits rule (“New Position Limits Rule”). Among other changes, the New Position Limits Rule: (i) creates higher federal position limits for the nine legacy agricultural contracts, (ii) mandates sixteen (16) non-legacy contracts and associated referenced contracts (including economically equivalent swaps) to become subject to federal position limits and (iii) requires Exchanges to share additional trading data with the CFTC. The requirements of the New Position Limits Rule are subject to additional phase-in periods. The CFTC also recently adopted position limits on certain physical commodity swaps. Effective January 1, 2023 the size or duration of positions available to an Investment Fund may be further severely limited, such that the Investment Fund could be required to liquidate positions or constrain the implementation of trading instructions.

The CFTC and the U.S. futures exchanges’ rules require “aggregation” of positions across multiple accounts for which a person directly or indirectly controls trading or holds a 10% or greater ownership interest, as well as the positions of any other entity with whom the person trades pursuant to an express or implied agreement. Aggregation is not done on a pro rata basis, meaning that if an Investment Manager controls or holds a 10% or greater interest in another entity or account, such Investment Manager and its Investment Fund may be required to count 100% of that entity’s futures positions in determining their own compliance with speculative position limits. An Investment Fund could be required to liquidate positions it holds in order to comply with position limits or may not be able to fully implement trading instructions generated by its trading models, in order to comply with position limits. Any such liquidation or limited implementation could result in substantial costs to the Investment Fund.

All trading accounts owned or managed by an Investment Manager and its principals are combined for the purposes of applying the speculative position limits established by the CFTC and the Exchanges. With respect to trading in financial instruments subject to position limits, the Investment Manager may reduce the size of the positions that would otherwise be taken in such financial instruments and may not trade certain financial instruments in order to avoid exceeding such limits. Such modification, if required, could adversely affect the operations and profitability of the Investment Funds. In the event that an Investment Manager is required to modify positions as a result of reaching speculative position limits, such liquidation would be done on a pro rata basis across all accounts involved (including the applicable Investment Fund, if applicable).

Options and Futures. The Investment Managers may utilize options and futures contracts. They also may use so-called “synthetic” options or other derivative instruments written by broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Investment Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid and, in such cases, an Investment Manager may have difficulty closing out its position. Over-the-counter options purchased and sold by the Investment Managers also may include options on baskets of specific securities.

The Investment Managers may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option is a call option with respect to which an Investment Fund owns the underlying security. The sale of such an option exposes an Investment Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on an Investment Fund’s books or with the Investment Fund’s custodian to fulfill the obligation undertaken. The sale of such an option exposes an Investment Fund during the term of the option to a decline in price of the underlying security while depriving the Investment Fund of the opportunity to invest the segregated assets.

An Investment Manager may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. An Investment Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, an Investment Manager would ordinarily make a similar “closing sale transaction,” which involves liquidating the underlying position by selling the option previously purchased, although the Investment Manager would be entitled to exercise the option should it deem it advantageous to do so.

The Investment Funds may use derivatives that are subject to regulation by the CFTC. However, with respect to the Fund and the Master Fund, GCMLP currently relies on the no-action relief afforded by CFTC Staff Letter No. 12-38 and the exception from “commodity pool operator” registration in CFTC Regulation 4.5. Therefore, GCMLP will not be required to deliver a CFTC disclosure document to Members, nor will it be required to provide Members certified annual reports that satisfy the requirements of CFTC regulations generally applicable to registered CPOs. As of the date of this Prospectus, there is no certainty that the Adviser or other parties will be able to rely on these exclusions and exemptions in the future. Any necessary compliance and reporting obligations to comply with additional CFTC regulation may increase Master Fund and Fund expenses or otherwise negatively impact the Master Fund and the Fund.

The Investment Managers may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits an Investment Manager might realize in trading could be eliminated by adverse changes in the exchange rate, or an Investment Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

Engaging in these transactions involves risk of loss to the Investment Funds which could adversely affect the value of the Master Fund’s net assets and result in a loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Investment Funds to substantial losses.

Successful use of futures also is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Pursuant to regulations or published positions of the CFTC, an Investment Manager may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. If an Investment Manager is required to do so, the segregation of such assets will have the effect of limiting its ability to otherwise invest those assets.

Some or all of the Investment Managers may purchase and sell stock index futures contracts for the Investment Funds. A stock index future obligates an Investment Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

Some or all of the Investment Managers may purchase and sell interest rate futures contracts for the Investment Funds. An interest rate future obligates an Investment Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

Some or all of the Investment Managers may purchase and sell currency futures. A currency future obligates an Investment Fund to purchase or sell an amount of a specific currency at a future date at a specific price. Derivatives associated with foreign currency transactions are subject to currency risk.

Call and Put Options on Securities Indices. Some or all of the Investment Managers may purchase and sell for the Investment Funds call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue its investment objective. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use by the Investment Manager of options on stock indexes will be subject to the Investment Manager’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Warrants and Rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Swap Agreements. Some or all of the Investment Managers may enter into equity, interest rate, index and currency rate swap agreements on behalf of the Investment Funds. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if an Investment Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Investment Fund would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, an Investment Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The risk of loss with respect to swaps is limited to the net amount of interest payments that an Investment Fund is contractually obligated to make. If the other party to a swap defaults, an Investment Fund’s risk of loss consists of the net amount of payments that the Investment Fund contractually is entitled to receive.

Credit Default Swaps. Some or all of the Investment Managers may purchase or sell credit default swaps, which are structured to transfer the credit exposure of fixed income products between parties. Under such transactions, the purchaser of the credit default swap will make payments to the seller, and in return, the seller agrees to pay off the debt if the underlying third party defaults on the loan. Investment Managers may use credit default swaps for hedging (and non-hedging) purposes, as the swaps may act as protection against non-payment by the underlying third party by transferring the risk of default from the holder of the security (the buyer) to the seller of the swap. When used in respect of a basket of securities or an index, credit default swaps may be used to profit from changes in the perceived credit risk of the referenced securities. If the Investment Manager incorrectly assesses the amount or timing of these changes, the position may lose money, possibly on an economically leveraged basis.

Lending Portfolio Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lending Portfolio Securities
Some or all of the Investment Managers may lend securities from their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending portfolio continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords it an opportunity to earn interest on the amount of the loan and on the loaned securities’ collateral. An Investment Fund might experience losses if the institution with which the Investment Fund has engaged in a portfolio loan transaction breaches its agreement with the Investment Fund.

When Issued and Forward Commitment Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

When-Issued and Forward Commitment Securities
Some or all of the Investment Managers may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by an Investment Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Investment Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If an Investment Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. These transactions, if effected by the Master Fund, will be subject to the Master Fund’s limitation on indebtedness unless, at the time the transaction is entered into, a segregated account consisting of cash, U.S. Government Securities or liquid securities equal to the value of the when-issued or forward commitment securities is established and maintained. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by an Investment Manager on a forward basis will not honor its purchase obligation. In such cases, an Investment Fund may incur a loss.

Restricted and Illiquid Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restricted and Illiquid Investments
Although it is anticipated that most Investment Funds will invest primarily in publicly traded securities, they generally may invest a portion of the value of their total assets in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments are any investments that the Investment Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Where registration is required to sell a security, an Investment Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Investment Manager may be permitted to sell a security under an effective registration statement. If, during such period, adverse market conditions were to develop, an Investment Fund might obtain a less favorable price than prevailed when it decided to sell. Investment Managers may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities.

In addition, the Master Fund’s interests in unregistered Investment Funds are themselves illiquid and subject to substantial restrictions on transfer. The Master Fund may liquidate an interest and withdraw from an Investment Fund pursuant to limited withdrawal rights. In general, most of the Investment Funds in which the Master Fund invests provide for periodic withdrawals of capital ranging from monthly to annually and, in some cases, have lock up provisions under which the Master Fund may not withdraw capital for a specified period after the date of its contribution. Additionally, the governing documents of the Investment Funds generally provide that the Investment Fund may suspend, limit or delay the right of its investors, such as the Master Fund, to withdraw capital. The illiquidity of these interests may adversely affect the Master Fund were it to have to sell interests at an inopportune time.

Binary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Binary Investments
Certain investments by the Investment Funds may depend on discrete events with binary outcomes in which there is potentially a material and abrupt adjustment to net asset value (a “gapping” net asset value) at the point that the result of a certain event is determined. For example, certain of the investments may be subject to litigation, and the outcome of litigation is usually unpredictable and such proceedings may continue without resolution for extended periods of time. While the market prices of such investments may be affected by the perceived change in probability of a certain outcome, until there is a final resolution, there is a material potential uncertainty in the net asset values as currently determined. Subscriptions and redemptions will, however, be processed at what is determined to be “fair value,” which may or may not factor in any such “gapping” (which GCMLP believes cannot be reasonably predicted, much less quantified). As a result, subscribing and redeeming Members are subject to the risk of economic dilution, i.e., to the risk of a subscription or redemption being processed in accordance with a net asset value which is suddenly and materially changed by the outcome of a certain event. The risk of such economic dilution will typically increase the nearer an outstanding transaction in which the Investment Fund is invested comes to its “decision date”.

Investments in Third Party Legal Claims [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Third‑Party Legal Claims	Investment Managers may make investments to fund third-party legal claims in return for a share of any favorable settlement or award. Such investments create the risk of a complete loss of investment where a claim proves unsuccessful. There exists a large degree of uncertainty with respect to the outcome of any claim, including the amount of damages that may be assessed. Such uncertainties may result in a judgment or settlement for amounts lower than predicted, or a failure to reach a settlement. Finally, even if a case is resolved in favor of the Investment Manager’s position, there exists uncertainty with respect to the ability of the opposing party and/or its insurance company to pay a settlement or judgment. As the timing and amounts recovered in such cases are outside of the Investment Manager’s control, the returns on the Master Fund’s or the Investment Fund’s investments may be affected.

Use of Proceeds Cash Equivalents [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Proceeds; Cash Equivalents
The net proceeds of the offering of Shares (after payment of expenses) are expected to be invested at all times in accordance with the investment objectives and policies of the Master Fund as soon as practicable, consistent with normal market conditions and the availability of suitable investments, generally within three months of receipt, and in any event, not more than after six months of receipt. The Master Fund may invest in money market instruments or shares of money market funds, or hold cash, for liquidity purposes. (See “Types of Investments and Related Risk Factors—Money Market Instruments.”) The Investment Managers may also invest in such cash equivalents.

Borrowing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowing
The Fund and the Master Fund are authorized to borrow. The Fund and the Master Fund may borrow money for certain purposes, such as making payments to Investment Funds in accordance with the Master Fund’s investment commitments and paying fees and expenses of the Fund and the Master Fund, subject to any limitations imposed by applicable law. The Fund and the Master Fund must maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Master Fund may be required to liquidate investments in Investment Funds to reduce its borrowings and restore the 300% asset coverage at times or in amounts that are not advantageous to the Master Fund. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund and/or the Master Fund, as applicable. The Fund and the Master Fund may borrow money on a secured or unsecured basis for certain purposes, such as to address timing mismatches between inflows and outflows of capital to and from the Fund in connection with (i) investor subscriptions and repurchases/withdrawals, (ii) the Fund and the Master Fund’s investment activities; and (iii) the payment of fees, expenses and other obligations of the Fund and the Master Fund in the ordinary course of business. The Fund and the Master Fund may not borrow for longer-term, strategic investment purposes or to generate out-sized returns. All interest and other fees charged under any line of credit or other borrowing arrangements will be paid by the Fund or the Master Fund, as applicable. If the cash flows of the Master Fund are insufficient to meet required payments on a line of credit or other borrowing arrangements, the Master Fund could be forced to liquidate investments in Investment Funds at times or in amounts that are not advantageous to the Master Fund.

Investment Manager Performance Based Compensation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Manager Performance-Based Compensation
Each Investment Manager generally will receive performance-based compensation, expected to range from 15% to 25% of net profits. The performance-based compensation that will be received by an Investment Manager may create an incentive for the Investment Manager to make investments that are riskier or more speculative than those that might have been made in the absence of the performance-based compensation. In addition, because the performance-based compensation will be calculated on a basis that includes realized and unrealized appreciation of an Investment Fund’s assets, the performance-based compensation may be greater than if it were based solely on realized gains. The fees and other expenses borne by the Master Fund, including the performance-based compensation indirectly payable by the Master Fund as a result of its investments in Investment Funds, are higher than those of other registered investment companies.

Increase or Decrease in Assets under Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Increase or Decrease in Assets under Management
As the Master Fund’s assets increase or as an Investment Fund’s assets increase, more capital may be allocated to any particular Investment Fund. It is not known what effect, if any, this will have on an Investment Fund’s trading strategies or its investment results. Conversely, in the event the Master Fund’s assets decrease, the Fund’s expense ratio may increase and the investment opportunities available to the Master Fund may be reduced. In addition, in such event, the Master Fund may have a larger relative investment in a particular Investment Fund than is desirable. This may have the effect of substantially increasing the Master Fund’s ratio of illiquid to liquid investments and negatively impact the Fund’s and Master Fund’s performance.

In addition, the Fund is subject to the risk that a large shareholder could request that the Fund repurchase a large percentage of Shares and/or that the Selling Agents could do so on behalf of several Members in the Fund. Such repurchase requests may be very substantial relative to the size of the Fund and the Master Fund and carry potentially adverse effects. For example, such repurchase requests may cause the Master Fund to make investment decisions at inopportune times, including liquidating certain of its investments more rapidly than otherwise desirable, or miss attractive investment opportunities. While it is not possible to predict the overall effect of such repurchase requests, such transactions may adversely affect the Fund’s and the Master Fund’s performance.

Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risks
Shares are not traded on any securities exchange or other market and are subject to substantial restrictions on transfer. Although the Fund may offer to repurchase Shares from time to time, a Member may not be able to liquidate its Shares of the Fund for an extended period of time. The Adviser expects that it will recommend to the Board of Directors that the Fund offer to repurchase Shares from Members four times each year, effective at the end of each calendar quarter. (See “Redemptions, Repurchases of Shares and Transfers.”)

Distributions of proceeds upon the repurchase of a Member’s Shares may be delayed as a result of restrictions on withdrawals imposed by the Investment Funds in which the Master Fund’s, and indirectly, the Fund’s assets are invested. The ability of the Master Fund to withdraw any amount invested in an Investment Fund may be subject to certain restrictions and conditions, including restrictions on the withdrawal of interests for a specified period (a “lock-up”), restrictions on the amount of withdrawals and the frequency with which withdrawals can be made, and investment minimums which must be maintained. Additionally, Investment Managers typically reserve the right to suspend withdrawals and to satisfy withdrawals by making distributions in-kind of securities which may not be marketable, under certain circumstances. During past financial market crises, private investment funds have suspended withdrawals or redemptions, allocated substantial portions of their portfolios to “special purpose vehicles” with delayed liquidity and/or “side-pocketed” or “designated” portions of their portfolios, due to what the investment managers of such funds believed to be an inability to effect portfolio transactions at reasonable price levels. In addition, although the Investment Managers generally invest in marketable securities, an Investment Manager may invest in securities or other investments which are illiquid or have limited liquidity, including, but not limited to, restricted securities which may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to the potential for higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Redemption risk is heightened during periods of declining or illiquid markets. For these reasons, it is possible that a significant portion of the Master Fund may become illiquid or have limited liquidity, which would adversely affect the ability of the Fund to make offers to repurchase Shares or to deploy and re-deploy its capital. In addition, if the Master Fund makes a substantial redemption from an Investment Fund in order to satisfy Fund repurchases or for any other reason, the Investment Fund may be required to liquidate its portfolio more rapidly than the Investment Manager would otherwise deem advisable, potentially resulting in losses.

Distributions to Members and Dividend Reinvestment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distributions to Members and Dividend Reinvestment
Distributions will be paid at least annually on the Shares in an amount representing substantially all of the net investment income and net capital gains, if any, earned each year. The Fund is not a suitable investment for any investor requiring routine distributions of income.

Each Member will automatically be a participant under the Fund’s Dividend Reinvestment Plan (“DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gain distributions, if any, in cash may be made by notice to the Fund or to a Member’s broker or other intermediary (who should be directed to inform the Fund).

Counterparty Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Credit Risk
Many of the markets in which the Investment Managers effect their transactions are “over-the-counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange-based” markets. To the extent an Investment Fund enters into swaps or other transactions in derivatives or synthetic instruments, or other over-the-counter transactions, it assumes a credit risk with regard to parties with which it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Investment Funds are also subject to the risk that counterparties will not settle transactions in accordance with their terms and conditions because of disputes over the terms of the contracts (whether or not bona fide) or because of credit or liquidity problems, which may result in Investment Funds suffering losses. Investment Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing such Investment Fund’s net asset value and income level. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where an Investment Fund has concentrated its transactions with a single or small group of counterparties. Investment Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of Investment Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Master Fund.

Investment Funds could experience situations with counterparties, banks and other financial institutions that adversely impact the performance of the Master Fund, such as the failure of counterparties to perform their contractual commitments, the financial difficulties, fraud or misrepresentation of brokerage firms, banks or other financial institutions that hold assets of Investment Funds, the failure of exchanges and clearinghouses, suspensions of trading, or counterparties holding assets in unregulated rather than regulated accounts, natural disasters, epidemics and terrorist attacks, and cybersecurity breaches.

Cybersecurity Operational and Data Protection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity, Operational and Data Protection Risk
With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Master Fund, the Fund and the Investment Funds’ service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the Master Fund, the Fund and the Investment Funds’. Information and technology systems relied upon by the Investment Funds, the Master Fund, GCMLP, any service providers (including, but not limited to, accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which the Investment Funds or Master Fund invest may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. Although measures to manage risks relating to these types of events have been implemented, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Master Fund, the Investment Funds, the Fund, GCMLP, service providers and/or issuers of securities in which the Investment Funds or Master Fund invest and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors), misuse of confidential or proprietary information, and theft of assets. The failure of these systems, including cyber-events, have the potential to affect materially the Fund and the Adviser’s relationships with accounts, Members, clients, customers, employees, products, and service providers. The Fund has established risk management systems reasonably designed to seek to reduce the risks associated with such system failures and cyber-events. Such a failure could cause reputational harm subjecting such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance. There is no guarantee that the Fund will be able to prevent or mitigate the impact of system failures or cyber-events.

In addition, other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect the Master Fund, the Fund or an Investment Fund’s ability to conduct business, in particular if the Master Fund, the Fund or an Investment Fund’s employees or the employees of its service providers are unable or unwilling to perform its responsibilities as a result of any such event. Even if the Master Fund, the Fund or an Investment Fund’s employees and the employees of their service providers are able to work remotely, those remote work arrangements could result in the Master Fund, the Fund or an Investment Fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.

The Fund, the Master Fund and the Investment Funds are exposed to operational risk arising from a number of factors, including, but not limited to human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failure or inadequate processes and technology or system failures.

Manager Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Manager Risks
Generally, the risks associated with the Master Fund’s investments with Investment Managers includes:

●
an Investment Manager’s dependence on a strictly limited number of key professionals;

●
significant structural changes in an Investment Manager’s operations;

●
fraud or misrepresentation on the part of an Investment Manager or its personnel;

●
an Investment Manager’s failure to comply with applicable legal, registration, tax or regulatory requirements;

●
human error and poor judgment on the part of an Investment Manager’s personnel; and

●
systems malfunctions and other operational failures.

Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risks
Generally, the risks associated with:
●
investing both in unregulated entities and in securities sold in unregistered offerings;
●
the Adviser, the Distributor, the Fund, the Master Fund, the Investment Managers and the Investment Funds operating in a changing regulatory environment, including the risks of regulatory inquiries, new legislation, new regulations and government intervention;
●
recent regulatory changes and developments affecting global markets; and
●
the Fund and the Master Fund needing to comply with numerous regulations restricting their offering procedures.

Special Risks of Multi Manager Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Risks of Multi-Manager Structure
The Investment Funds generally will not be registered as investment companies under the 1940 Act and, therefore, the Fund, as an indirect investor in these Investment Funds, will not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies, such as mutual funds. Although GCMLP receives detailed information from each Investment Manager regarding its investment performance and investment strategy, GCMLP may have little or no means of independently verifying this information. An Investment Manager may use proprietary investment strategies that are not fully disclosed to GCMLP, which may involve risks that are not anticipated by GCMLP.

The Master Fund relies primarily on information provided by Investment Managers in valuing its investments in Investment Funds. There is a risk that inaccurate valuations provided by Investment Managers could indirectly adversely affect the value of Shares and the amounts Members receive upon the repurchase of Shares.

For the Fund to complete its tax reporting requirements and to provide an audited annual report to Members, it must receive information on a timely basis from the Master Fund, which, in turn, receives such information from the Investment Managers.

An investor who meets the conditions imposed by the Investment Managers, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly with the Investment Managers. By investing in the Investment Funds indirectly through the Fund, a Member bears a pro rata portion of the asset-based fee and other expenses of the Fund and a pro rata portion of the asset-based fees and other expenses of the Master Fund and also indirectly bears a pro rata portion of the asset-based fees, performance-based compensation and other expenses borne by the Master Fund as an investor in Investment Funds.

Each Investment Manager receives any performance-based compensation to which it is entitled irrespective of the performance of the other Investment Managers and the Master Fund generally. Accordingly, an Investment Manager with positive performance may receive performance-based compensation from the Master Fund, and thus indirectly from the investors in the Fund, even if the Master Fund’s overall returns are negative. Investment decisions for the Investment Funds are made by the Investment Managers independently of each other. As a result, at any particular time, one Investment Fund may be purchasing shares of an issuer whose shares are being sold by another Investment Fund. Consequently, the Master Fund could directly or indirectly incur certain transaction costs without accomplishing any net investment result.

The Master Fund may make additional investments in or effect withdrawals from Investment Funds only at certain times pursuant to limitations set forth in the governing documents of the Investment Funds. Therefore, the Master Fund may not be able to withdraw its investment in an Investment Fund promptly after it has made a decision to do so, which may result in a loss to the Master Fund and adversely affect the Fund’s investment return. Additionally, the Master Fund from time to time may have to invest some of its assets temporarily in money market securities or, subject to the limitations of the 1940 Act, money market funds, due to these limitations.

The Master Fund expects it may purchase non-voting securities of an Investment Fund or waive some or all of its right to vote its securities with respect to Investment Funds. Consequently, in that situation, it may not be able to vote (or would have its vote limited) on matters that require the approval of the investors in the Investment Fund, including matters that could adversely affect the Master Fund’s investment in the Investment Fund.

Investment Funds may be permitted to redeem their interests in-kind. Thus, upon the Master Fund’s withdrawal of all or a portion of its interest in an Investment Fund, the Master Fund may receive securities that are illiquid or difficult to value. In the event the Fund were to receive such securities from the Master Fund, it would be required to dispose of such securities either through liquidation or by distributing such securities to Members in connection with a repurchase by the Fund of all or a portion of Shares of Members.

The Master Fund may, as a condition of investment in an Investment Fund, agree to indemnify such Investment Fund and/or its Investment Manager from any liability, damage, cost or expense arising out of various matters where the Investment Fund or Investment Manager has been adversely affected by the actions of the Master Fund.

Strategy Risk and Risk of Total Loss [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Strategy Risk and Risk of Total Loss
GCMLP’s methodology for selecting investment strategies and Investment Managers, developing portfolios of multiple Investment Managers and allocating the Master Fund’s assets among them, may prove unsuccessful in generating profits or avoiding losses. To the extent GCMLP engages in the active allocation of the assets of the Master Fund among different Investment Funds, there can be no assurance that: the strategy will not be more volatile than, or will not underperform, either or both an investment in a single Investment Fund or a static allocation among a fixed group of Investment Funds; an investment strategy that has been profitable in the past will not incur material losses in the future; or GCMLP will not allocate assets to Investment Funds that are entering into unprofitable cycles and away from those entering into profitable cycles.

Because the Master Fund invests in Investment Funds, it is subject to the risks associated with the investment strategies and investment techniques employed by the Investment Managers. The Investment Managers are not always successful in attempting to generate profits or avoid losses. The governing documents of Investment Funds typically do not impose any meaningful restrictions on the way the Investment Managers of such Investment Funds may invest and trade, and often permit the Investment Managers to invest and trade in essentially an unrestricted range of strategies, financial instruments, and capital markets. Investment Funds employing alternative investment strategies are subject to a risk of total loss—the risk that a previously low volatility and comparatively low risk strategy will incur sudden and dramatic losses—at a level of severity to which investment funds employing traditional strategies (which may be less dependent on the availability of financing or market liquidity) may not be subject.

Investments in Investment Funds are subject to the possible failure of the investment strategies, techniques and practices employed by one or more Investment Managers, possible inefficient or inaccurate trade execution by Investment Funds, and GCMLP’s inability to gauge and/or react (due to limited position-level transparency and the Investment Funds’ restrictive withdrawal/redemption provisions) on a real-time basis to specific strategy-related and/or position-level risks associated with positions held by the Investment Funds in which the Master Fund invests. GCMLP often will not be given access to specific information regarding the actual investments made by Investment Funds. When such information is provided, it can be incomplete and/or out-of-date. Additionally, even though diversification is one of GCMLP’s principal risk management techniques for many of its funds, depending on their investment objective and strategy, GCMLP may not be able to determine with precision, at any given time, whether a fund has achieved an adequate degree of diversification with respect to its indirect overall hedged or directional positions, or the extent of its concentration risk or exposure to specific financial instruments, securities, markets or strategies through its investments in Investment Funds. While Investment Managers generally provide more portfolio information now than they did in the past, GCMLP does not in all cases receive either complete or real-time position information relating to their Investment Funds. Even when GCMLP has access to information relating to positions held by Investment Funds, GCMLP’s ability to act on such information so as to mitigate the risks of investing in such Investment Funds is materially limited by the complicated and often protracted process of redeeming from Investment Funds. There can be no assurance that the Fund will be able to redeem from particular Investment Funds for a number of months, if not longer, after the decision to redeem has been reached, making it impossible for GCMLP to prevent losses during the interim. Further, if GCMLP does acquire information relating to an Investment Fund that is not generally known to other Investment Fund investors, GCMLP could, for so long as it is in possession of such information, be prevented from acting in a manner that GCMLP otherwise would believe to be in the best interest of the Fund.

Strategy-specific losses may result from any number of factors, including excessive concentration by multiple Investment Managers in the same investment and/or market sector, general market events or conditions that adversely affect particular strategies (e.g., illiquidity within a given market), faulty assumptions or analysis concerning market events or conditions and faulty or incomplete due diligence regarding markets or investments.

Global Macro Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Global Macro Strategy
GCMLP incorporates an element of its own analysis of macroeconomic conditions and economic variables into its determination of the strategies selected for the Master Fund. GCMLP’s inclusion of an element of its own market judgment into its Investment Manager selection process adds an additional dimension of risk, as GCMLP’s economic analysis may be materially incorrect as well as variable and inconsistent over time.

Portfolio Hedging Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Hedging Strategy
GCMLP may invest Master Fund capital in this defensive strategy intended (although there can be no assurance that it will be effective) to mitigate losses in the Master Fund in the event of major market disruptions. Disruptions of such magnitude historically have been rare and, as a result, the cost of hedging this risk may be excessive over time. An allocation to the portfolio hedging strategy is expected to perform poorly (and could potentially lose all or substantially all capital allocated to it) when global capital markets are stable or upward-trending. There can be no assurance that the Master Fund will, in fact, mitigate losses or that a “tail event” will occur during a period in which the Fund makes portfolio hedging investments.

Event Driven Investing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Event-Driven Investing
Event-driven investing is characterized by relatively small profits on most investments when an event is consummated as expected and relatively large losses when an event is not consummated as expected, either because the anticipated event does not happen or the terms are adversely changed. Successful event-driven investing requires Investment Managers to analyze and evaluate the unique set of facts and circumstances of each event and to make judgments on the: (i) expected price to be realized; (ii) time to completion; (iii) probability of success; and (iv) loss if the investment goes wrong. There can be no assurance that Investment Managers will correctly evaluate these factors. The effectuation of mergers or other restructurings, tender offers, exchange offers or other event-driven transactions may be adversely affected by a number of factors, which include but are not limited to (i) regulatory and antitrust restrictions; (ii) political concerns; (iii) industry weakness; (iv) stock specific events; (v) financing limitations; and (vi) general market declines.

Relative Value Hedging Strategies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Relative-Value Hedging Strategies
The use by certain Investment Managers of “relative-value” hedging or arbitrage strategies does not necessarily mean that those strategies are without risk or substantial cost. Substantial losses may be recognized on “hedge” or “arbitrage” positions, and illiquidity and default on one side of a “relative-value” position can effectively result in the position being transformed into an outright speculation. “Relative-value” strategies typically are dependent on market liquidity. In 1994, 1998 and again in 2008-2009 when market liquidity was sharply reduced, a number of investment funds pursuing “relative-value” strategies incurred total losses.

Credit Strategies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Strategies
Credit strategies are designed to isolate attractive opportunities in various fixed income securities, typically focused on corporate. Credit strategies are typically subject to many of the same risks as traditional fixed income strategies, including but not limited to interest rate risk, credit risk, and prepayment risk. Such risks may be exacerbated by the fact that Investment Manager’s may engage in the use of credit derivatives in order to gain exposure to a certain position. Recent and potential future changes in government monetary policy may affect the level of interest rates. Finally, while credit strategies are diverse, they can exhibit highly correlated losses during certain market periods.

Multi Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multi-Strategy
Multi-strategy portfolios seek to obtain a broad range of the various strategies discussed herein. As such, multi-strategy portfolios are subject to the risks and limitations of the various underlying strategies that they use. While a multi-strategy portfolio seeks to limit the losses due to any particular underlying strategy via diversification, certain underlying strategies can exhibit highly correlated losses during certain market periods.

Equity Strategies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Strategies
Equity strategies involve the purchase and/or short sale of equity and/or equity-linked instruments in global markets. Most Investment Managers that engage in equity strategies tend to engage in “stock picking” rather than investing in broad-based indices. Investment Managers tend to rely on fundamental analysis in order to identify overvalued and/or undervalued securities. A failure by the Investment Manager to properly value securities or a market environment where fundamental analysis struggles (e.g., highly correlated markets) may result in losses.

Commodities Strategies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commodities Strategies
Commodity strategies typically involve the purchase and/or sale of derivative instruments linked to various commodities including, but not limited to, energy, agriculture, resources and metals. Commodities strategies rely on the ability of the Investment Managers to properly identify attractive opportunities and to express those ideas via the appropriate instruments. There is no assurance that the Investment Managers will achieve both of those requirements. In addition, the use of derivative instruments, including the inherent leverage of derivative investments, adds an additional layer of risk to commodity strategies.

Capital Call Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Capital Call Structure Risk
Certain Investment Funds require the Master Fund to commit to fund future investments in the Investment Funds (“Unfunded Commitments”). These Investment Funds may, at their sole discretion, require the Master Fund to fund all or a portion of the Master Fund’s Unfunded Commitment amount at any time during a commitment period, which generally extends for multiple years from the date of the Master Fund’s initial commitment to such Investment Fund. Such an obligation may have the effect of requiring the Master Fund to increase its investment in a company at a time when it might not be desirable to do so. There is no assurance that the Master Fund will fund, or will have sufficient assets to fund, Unfunded Commitments. If the Master Fund defaults on its commitment to an Investment Fund or fails to satisfy capital calls to an Investment Fund in a timely manner then, generally, it will be subject to significant penalties, potentially including the complete forfeiture of the Master Fund’s investment in the Investment Fund. Any failure by the Master Fund to make timely capital contributions in respect of its Unfunded Commitments may also: (i) impair the ability of the Master Fund to pursue its investment strategy, (ii) force the Master Fund to borrow, or (iii) cause the Master Fund to be subject to certain penalties from the Investment Fund (including the complete forfeiture of the Master

Fund’s investment in an Investment Fund). In addition, funding Unfunded Commitments could require the Master Fund to liquidate other positions at inopportune times and may prevent the Fund or the Master Fund from achieving its investment objectives.

Legal and Regulatory Change [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal and Regulatory Change
The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, including increases in interest rates, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Act was enacted in the United States, reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act established a comprehensive framework for the regulation of markets, market participants and financial instruments that were previously have been unregulated and substantially altered the regulation of many other markets, market participants and financial instruments. The Dodd-Frank Act and regulations adopted pursuant to the Dodd-Frank Act could have a material adverse impact on the profit potential of the Fund and the Investment Funds. The impact of these changes and any future changes on the markets, and the practical implications for market participants, may not be fully known for some time. During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the performance of an Investment Fund (and indirectly, the Master Fund) or otherwise constrain the Investment Manager’s ability to achieve such Investment Fund’s investment objectives.

In addition, recent decisions by the Federal Reserve to adjust the target Fed funds rate, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities.

Political turmoil within the United States and abroad may also impact the Fund and the Investment Funds. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s and Investment Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.

There can be no assurance that these changes will not have a material adverse effect on the investments and investment strategies pursued by the Master Fund and Investment Funds.

Regulation of the Financial Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulation of the Financial Markets
The United States government may introduce changes in certain policies, including proposals relating to the regulation/deregulation of certain entities in the financial markets and the reversal or repeal of numerous existing rules and regulations. Additionally, the United States is renegotiating many of its global trade relationships and has imposed or threatened to impose significant import tariffs, trade restrictions and sanctions, currency restrictions, or similar actions (or retaliatory measures may result in response to such actions), which could lead to price volatility, inflation, declines in investor and consumer confidence, reductions in international trade, unemployment, and overall declines in U.S. and global investment markets. These actions may also have consequences that cannot now be foreseen, potentially creating a climate of uncertainty in the marketplace, which may adversely affect all economies and reduce the availability or value of investments and Master Fund performance.

Natural Disasters Epidemics and Pandemics and Terrorist Attacks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Natural Disasters, Epidemics and Pandemics, and Terrorist Attacks
The Fund, the Master Fund, the Investment Funds, GCMLP and the Investment Managers are subject to risks associated with the consequences of natural disasters (e.g., fire, flood, earthquake, storm and hurricane), epidemics, pandemics and other outbreaks of serious contagious diseases, terrorist attacks (or the fear of or the precautions taken in anticipation of such attacks), and other acts of war (e.g., war, invasion, acts of foreign enemies, hostilities and insurrection, regardless of whether war is declared). Since 2003, the world has seen a number of outbreaks of new viral illnesses of varying severity, including but not limited to Severe Acute Respiratory Syndrome (SARS), Middle East Respiratory Syndrome (MERS), the H1N1 Flu (Swine Flu), and COVID-19 caused by the Coronavirus known as SARS–CoV-2 (Coronavirus). The responses to these outbreaks have varied as has their impact on human health, local economies and the global economy, and it is impossible at the outset of any such outbreak to estimate accurately what the ultimate impact of any such outbreak will be. The occurrence of a natural disaster, epidemic, terrorist attacks or other acts of war have the potential to cause severe disruptions in the economies and financial markets of many industries, countries and regions (even beyond the site of the natural disaster, epidemic or attack) in which the Master Fund and the Investment Funds invest, leading to or extending regional or global economic downturns. The impact of such events, including coronavirus (COVID-19) may be short term or may last for an extended period time, could result in a substantial economic downturn, or exacerbate other pre-existing economic, social, and political risks, including the worldwide economy as well as economies of individual countries, or could result in significant breakdowns, delays and other disruptions to important global, local and regional supply chains affected, resulting in substantial or total losses investment and illiquidity, as well as interrupting the business continuity and operations of GCMLP and the Investment Managers. A climate of uncertainty, including the contagion of infectious viruses or diseases, may also reduce the availability of potential investment opportunities, impair the ability to monitor and evaluate existing investments, cause substantial illiquidity in the marketplace, and reduce the accuracy of financial projections and valuations of the Master Fund’s and the Investment Funds’ portfolios. Protective measures taken by governments and the private sector to mitigate the spread of such illness, including travel restrictions and outright bans, quarantines, and work-at-home arrangements, and the spread of any such illness within the offices of the Fund’s service providers could severely impair the Fund’s activities.

Geopolitical Instability [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geopolitical Instability
Geopolitical instability may have meaningful negative impacts on global economies, commodities and commerce, inflation and employment. Such instability has impacted, and may continue to impact, global trade and has led to energy market volatility, supply chain disruptions, and operational hazards in certain regions, such as the Middle East and Red Sea region. Military actions have impacted, and may continue to impact, shipping lanes such as the Black Sea and the Strait of Hormuz, cause rising insurance costs and fuel costs, potential impairment of assets arising from sanctions on certain countries, and global inflationary pressures. The impact of geopolitical tensions and military actions are uncertain and not subject to prediction.

Sanctions Against China [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sanctions Against China
The U.S. has taken a series of trade, international treaty, and tax sanctions actions against China. These actions have in many cases triggered, or are expected to trigger, countersanctions or countermeasures from the Chinese government. The ultimate impact of these sanctions and their impact on global economic and commercial activity and conditions, and on the operations, financial condition, and performance of the Fund is impossible to predict. Additionally, in recent years, tensions between mainland China and Taiwan have increased. In the event of an outbreak of hostilities between China and Taiwan, global manufacturers would likely lose access to advanced semiconductor chips that are sourced from Taiwan, and there could be significant disruption for industries that rely on supply chains in China. The impact of these and related events is highly uncertain and could have a negative impact on the Fund’s performance.

Uncertain Economic Social and Political Environment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Uncertain Economic, Social, and Political Environment
Some of the results of elections and referenda in the US, the UK, Spain, Italy, and other developed market countries in recent years have been unexpected and resulted in material market changes and increases in market uncertainty. Given recent changes in administrations and applicable laws and regulations following these votes, the future of current regulations, or the adoption of new regulations, is also uncertain. These uncertainties could have adverse impacts on the capital markets in certain geographic regions or the global markets generally, as well as on the Master Fund and the Investment Funds in which it invests. In addition, consumer, corporate and financial confidence may be adversely affected by political and social tensions around the world, fear of terrorist activity, the potential for the escalation of military conflict and future military conflicts, localized, regional or global financial or health crises or other sources of political, social, or economic unrest. Such erosion of confidence and/or the occurrence of one or more of such events could result in significant breakdowns, delays and other disruptions to important global, local, and regional supply chains, market distress or general economic downturn. A climate of uncertainty could reduce the availability of potential investment opportunities, and increases the difficulty of modeling market conditions, potentially reducing the accuracy of financial projections.

In addition, limited availability of credit for consumers, homeowners, and businesses, including credit used to acquire businesses, in an uncertain environment or economic downturn could have an adverse effect on the economy generally and on the ability of GCMLP and the Fund to execute their respective strategies and to achieve attractive returns. This could slow the rate of future investments by the Master Fund and in some cases result in longer holding periods for investments. Such uncertainties, events and circumstances could result in new government regulation or interventions impacting markets, and adversely affecting the Investment Funds and the Fund.

Additionally, some of the results of recent elections and referenda in the US, the UK, Spain, Italy and other developed market countries have been unexpected and resulted in material market changes and increases in market uncertainty. Given recent changes in administrations and applicable law following these votes, the future of current regulations, or the adoption of new regulations, is also uncertain. These uncertainties may have adverse impacts on, or alternatively create investment opportunities for, the Investment Funds.

Furthermore, such confidence may be adversely affected by local, regional or global health crises including but not limited to the rapid and pandemic spread of viruses such as coronavirus (COVID-19). The impact of a health crises like coronavirus (COVID-19) or other such global health crises that may arise in the future could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of affected portfolio companies. A climate of uncertainty, including the contagion of infectious viruses or diseases, may reduce the availability of potential investment opportunities, and increase the difficulty of modeling market conditions, potentially reducing the accuracy of financial projections.

Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Additionally, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S.

Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, may cause high volatility in the equity and fixed-income markets. Reduced liquidity could result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. Reduced liquidity could also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.

Further, while interest rates have been historically low in recent years in the United States and abroad, recent decisions by the Fed to adjust the target Fed funds rate, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. Also, regulators have expressed concern that rate increases may contribute to price volatility. These events and the possible resulting market volatility may have an adverse effect on the Fund.

Political turmoil within the United States and abroad may also impact the Fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the United States and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Investment Fund and Fund investments, and increase uncertainty in or impair the operation of the United States or other securities markets.

Significant changes also have occurred to U.S. policy regarding matters of international relations and trade policies, and is also considering significant new investments in infrastructure which, coupled with lower federal taxes, could lead to increased government borrowing and higher interest rates. The United States continues to renegotiate many of its international relations and trade policies, including by imposing or threatening to impose significant import tariffs, which could lead to price volatility and overall declines in U.S. and global investment markets. While these proposed policies are going through the political process, the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out.

Uncertainties surrounding the sovereign debt of a number of European Union (E.U.) countries and the viability of the E.U. have disrupted, and may in the future disrupt, markets in the United States and globally. If one or more countries leave the E.U. or the E.U. dissolves, the world’s securities markets likely will be significantly disrupted. These events and the resulting market volatility may have an adverse effect on the performance of Investment Funds and the Fund.

When the Fed “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or raises the federal funds rate, there is a risk that interest rates will rise, which could expose fixed-income and related markets to heightened volatility and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the Master Fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the Fund incurs and may negatively impact the Fund’s performance.

Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also could cause market disruptions.

In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.

Global Climate Change Considerations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Global Climate Change Considerations
Global climate change could have an adverse effect on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that affected coastal properties may not ever recover their value, unlike previous declines in the real estate market. Further, large wildfires driven by high winds and prolonged drought may devastate entire communities and may be significantly expensive to any business found responsible for the fire. These losses could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. The time period over which these consequences might unfold is difficult to predict. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.

Large Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Large Shareholder Risk
A significant percentage of an Investment Fund’s shares may be owned or controlled by a large shareholder, such as other funds or accounts. Accordingly, the Investment Funds can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders, such as the Fund. These inflows and outflows could be significant and, if frequently occurring, could negatively affect the Investment Fund’s net asset value and performance and could cause the Investment Fund to sell securities at inopportune times in order to meet redemption requests.

Other Considerations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Considerations
Other investors in the Master Fund may alone or collectively acquire sufficient voting interests in the Master Fund to control matters relating to the operation of the Master Fund. If other investors control the Master Fund, it could adversely affect the Fund’s ability to meet repurchase requests, which requires the cooperation of the Master Fund’s board of directors, could result in a change to the Master Fund’s investment objectives, or could have other adverse consequences to the Fund. As a result, the Fund could be required to withdraw its investment in the Master Fund or take other appropriate action. Any such withdrawal could result in an in-kind distribution of securities (as opposed to a cash distribution from the Master Fund). If securities and other non-cash assets are distributed, the Fund would incur brokerage, tax, or other charges in converting those assets to cash.

Distributions to Members [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distributions to Members
Distributions will be paid at least annually on the Shares in an amount representing substantially all of the net investment income and net capital gains, if any, earned each year. The Fund is not a suitable investment for any investor requiring routine distributions of income.
Each Member will automatically be a participant under the Fund’s DRP and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gain distributions, if any, in cash may be made by notice to the Fund or to a Member’s broker or other intermediary (who should be directed to inform the Fund).

Public Company [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Public Company	As a consequence of GCM Grosvenor Inc. (“GCMG”) being a publicly traded company, the officers, directors, members, managers and employees of GCM Grosvenor may have duties or incentives relating to the interests of GCMG’s shareholders that may differ from, and could conflict with, the interests of GCM-Managed Accounts and their investors (including the Fund, Master Fund and its Members). Any such conflicts would not necessarily need to be taken into account if GCMG were not publicly traded.

Master Feeder Structures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Master/Feeder Structures
The Fund will not invest directly in Investment Funds. Instead, it will invest substantially all of its investable assets in the Master Fund. The Master Fund, in turn, purchases, holds and sells investments in accordance with its investment objectives and policies. The Fund does not have the right to withdraw its investment in the Master Fund. Instead, it may do so only through periodic repurchases by the Master Fund of the Fund’s interests in the Master Fund. This may limit the ability of the Fund to make offers to repurchase Shares. In addition, the Fund may receive securities and other investments from the Master Fund in lieu of cash when it withdraws capital from the Master Fund. The Fund will incur expenses in liquidating investments received in connection with any “in-kind” distributions. A change in the investment objectives, policies or restrictions of the Master Fund may cause the Fund to seek to have repurchased its interests in the Master Fund. Alternatively, the Fund could seek to change its investment objectives, policies or restrictions to conform to those of the Master Fund. The investment objectives and policies of the Master Fund are not fundamental and may be changed without the approval of investors in the Master Fund (including the Fund). These investors may include other investment funds, including investment companies that, like the Fund, are registered under the 1940 Act (including, without limitation, GCM Grosvenor Core Absolute Return Fund II, LLC, a parallel entity that invests directly in the Master Fund), and other types of pooled investment vehicles that may or may not be investment companies registered under the 1940 Act. Investors in the Master Fund and the Fund will be notified if the Master Fund or the Fund changes its investment objectives.

Each member of the Master Fund, including the Fund, has the right to cast a number of votes based on the value of the member’s respective Shares at meetings of members called by the Master Fund Board. Except for the exercise of their voting privileges, members of the Master Fund are not entitled to participate in the management or control of the Master Fund’s business, and may not act for or bind the Master Fund.

Quantitative Mathematical Models Machine Learning Techniques and Artificial Intelligence [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Quantitative Mathematical Models, Machine Learning
Recent technological advances in artificial intelligence and machine learning technology (collectively, Artificial Intelligence Technology), pose risks the Fund and the Investment Funds. The Fund and the Investment Funds could be further exposed to the risks of Artificial Intelligence Technology if third-party service providers or any counterparties, whether or

Techniques and Artificial Intelligence
not known to the Adviser, also use Artificial Intelligence Technology in their business activities. The Adviser will not necessarily be in a position to control the manner in which third-party products are developed or maintained or the manner in which third-party services are provided, even where it has sought contractual protection against such use.

The use of Artificial Intelligence Technology by any of the parties described in the previous paragraph could include the input of confidential information, including material non-public information (either by third-parties in contravention of non-disclosure agreements, or by employees of the Adviser in contravention of Grosvenor’s policies) into Artificial Intelligence Technology applications, resulting in such confidential information becoming part of a dataset that is accessible by other third-party Artificial Intelligence Technology applications and users.

Independent of its context of use, Artificial Intelligence Technology is generally highly-reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that Artificial Intelligence Technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error, potentially materially so, and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of Artificial Intelligence Technology. To the extent that the Fund or the Investment Funds or portfolio companies are exposed to the risks of Artificial Intelligence Technology use, any such inaccuracies or errors could have adverse impacts on the Fund and the investment Funds and portfolio companies.

Artificial Intelligence Technology and its applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	900 North Michigan Avenue
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
Contact Personnel Name	Girish S. Kashyap
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Shares
expenses on a 1000 investment [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 84
Expense Example, Years 1 to 3	265
Expense Example, Years 1 to 5	464
Expense Example, Years 1 to 10	1,057
expenses on a 25000 investment [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	2,101
Expense Example, Years 1 to 3	6,624
Expense Example, Years 1 to 5	11,611
Expense Example, Years 1 to 10	$ 26,430

[1]	Includes the Advisory Fee of the Master Fund and the Management Fee of the Fund. The Advisory Fee is a monthly fee payable at the annual rate of 1.00% of the net assets of the Master Fund determined as of the last business day of each month. In accordance with the terms of a separate agreement between the Adviser and the Fund (the “Management Agreement”), a fee is calculated and paid monthly at an annual rate of 0.10% of the net assets of the Fund determined as of the last business day of each month prior to any withdrawal or distribution during the month (the “Management Fee”).
[2]	The acquired fund fees and expenses (AFFE) are the expenses indirectly incurred by the Fund as a result of the Master Fund’s investments in the underlying Investment Funds. AFFE are based on historic earnings of the Investment Funds, which may (and which should be expected to) change substantially over time and, therefore, significantly affect the Acquired Fund Fees and Expenses line item. In addition, the Investment Funds held by the Fund will change, which further impacts the calculation of AFFE. Generally, management fees payable to Investment Managers of the Investment Funds will range from 0% to 2.5% (annualized) of the average net asset value of the Fund’s investment in such Investment Funds. In addition, most Investment Managers charge incentive compensation based on a percentage of the appreciation of the applicable Investment Fund over a specific performance period. Such percentage typically ranges from 15% to 25% although it is possible that such range may be exceeded for certain Investment Managers. AFFE in the future may be substantially higher or lower because the performance fees paid to some Investment Managers may fluctuate over time. The amounts charged by the underlying Investment Funds are not paid to the Adviser and represent the costs incurred indirectly by investing in the Investment Funds. The “Total Annual Expenses” line item disclosed above will differ significantly from the ratio of expenses to average net assets (i.e., the Fund’s expense ratio) that is included in the financial statements in the Fund’s annual report because (a) the Fund’s financial statements will depict the Fund’s expenses and (b) the Fund’s financial statements will not include the portion of Acquired Fund (Investment Fund) Fees and Expenses that represent costs incurred at the Investment Fund level, as required to be disclosed in the above table.
[3]	As described below, the Fund is subject to an Expense Limitation Agreement with the Adviser. Under the terms of the Expense Limitation Agreement, the Adviser will, subject to possible reimbursement by the Fund as described below, waive fees or pay or absorb expenses of the Fund (including the Fund’s share of the ordinary operating expenses of the Master Fund and certain indemnification obligations of the Master Fund, but excluding any fees, expenses and incentive allocations of the Investment Funds) to the extent necessary to limit the ordinary operating expenses of the Fund (including the Fund’s share of the ordinary operating expenses of the Master Fund, but excluding taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the Fund and the Master Fund) to 1.75% per annum of the Fund’s average monthly net assets. The ordinary operating expenses of the Fund and the Master Fund include the Management Fee and the Advisory Fee, respectively. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the fee was waived or the expense was paid or absorbed, and will reimburse the Adviser such amounts. Recoupment will be made as promptly as possible, but will be limited to, after giving effect to the recoupment amount, the lesser of (a) the expense cap in effect at the time of a waiver and (b) the expense cap in effect at the time of the recoupment. The Expense Limitation Agreement will remain in effect until July 31, 2027, and will terminate unless renewed by the Adviser.